UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipals Trust

Annual Report

July 31, 2021

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2021

Eaton Vance

Municipal Income Funds

Eaton Vance

Municipal Income Funds

July 31, 2021

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the period opened on August 1, 2020, the municipal bond market was at the tail end of a rally that had lasted for most of the summer of 2020, spurred by rate cuts and asset purchases by the U.S. Federal Reserve, along with massive stimulus measures passed by the U.S. Congress.

Also supporting the rally was the technical factor that would hold for nearly the entire one-year period: positive inflows into municipal bond funds. As investors turned to municipal bonds and U.S. Treasurys as safe haven assets in a pandemic-dominated global economy, municipal bond mutual funds experienced positive flows for 51 of the period’s 52 weeks.

Midway through August 2020, however, the municipal rally stalled. Rates hit bottom for the period on August 11, with 10-year municipal bonds yielding 0.58%. From mid-August through October, prices fell and yields rose, driven in part by investor uncertainty ahead of the U.S. presidential election and Congress’ failure to pass a second large stimulus bill — $400-$500 billion of which had been projected for state and local government assistance.

In November, however, the municipal market reversed course again, beginning a new rally that would last through mid-February 2021. Joe Biden’s victory in the U.S. presidential election eased the political uncertainties that had dogged investment markets through much of the fall. The announcement that two coronavirus vaccine candidates had proven more than 90% effective in late-stage trials buoyed the markets as well. In December, the beginning of the COVID-19 vaccination process and Congress’ passage of a fiscal stimulus bill added more fuel to the rally.

From mid-February through June 2021, however, bonds reversed course yet again — after approaching their record low rates from the previous August. Municipal and Treasury yields rose and bond prices declined in anticipation of rising economic growth, driven by a new, larger federal stimulus bill and accelerating progress on vaccinating the U.S. population. In late spring and early summer, higher-than-expected year-over-year inflation numbers also raised investor concerns and put further upward pressure on interest rates.

By the final month of the period, however, the emergence of a new, more contagious Delta variant of COVID-19 and breakthrough cases in vaccinated people threatened the U.S. economic rebound and diminished inflation concerns. Investors again turned to Treasurys and municipal bonds as safe haven assets, leading bond prices to rise and rates to fall as the period came to a close.

For the period as a whole, interest rates rose modestly and prices declined across the municipal bond yield curve, although rates in general remained near historic lows. The greatest rate increases occurred around the 10-year area of the curve, and the Bloomberg Municipal Bond Index (the Index) returned 3.29%. Municipal bonds outperformed Treasurys for the period, as Treasury interest rates rose significantly more than municipal rates. Reflecting investors’ general optimism about an economic rebound and their search for yield in a low-yield environment, high yield municipals outperformed investment-grade municipals for the period.

Fund Performance

For the fiscal year ended July 31, 2021, the Arizona, Connecticut and Minnesota Funds’ Class A shares at net asset value (NAV) underperformed the 3.29% return of the Funds’ primary benchmark, the Index, while the New Jersey and Pennsylvania Funds’ Class A shares at NAV outperformed the Index.

Generally speaking, in pursuing its investment objective, each Fund normally acquires municipal bonds with maturities of 10 years or more.

State-specific Results

Eaton Vance Arizona Municipal Income Fund Class A shares at NAV returned 2.44%, underperforming the 3.29% return of the Index. Detractors from performance versus the Index included security selection and an overweight position, relative to the Index, in AA rated bonds during a period when higher-rated bonds in general underperformed lower-rated bonds; an underweight position in bonds with 22 or more years remaining to maturity during a period when longer-maturity bonds in general outperformed shorter-maturity bonds; and an underweight position in the transportation sector.

In contrast, contributors to performance versus the Index included security selection in the housing sector; the Fund’s allocation to taxable municipal bonds, which are not represented in the Index; and security selection in insured Puerto Rico bonds. As Puerto Rico continued to work through debt restructuring proceedings, bonds issued by its various entities continued to be impacted by proposed recovery levels and current non-payment. Insured Puerto Rico bonds continued to meet principal and interest obligations, as insurers maintained adequate capital to meet their insured policies. As the period ended, Puerto Rico was continuing to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) passed by the U.S. Congress.

Eaton Vance Connecticut Municipal Income Fund Class A shares at NAV returned 2.95%, underperforming the 3.29% return of the Index. Detractors from performance versus the Index included an overweight position in prerefunded, or escrowed, bonds; an underweight position in bonds with 17 or more years remaining to maturity; and an underweight position in BBB rated bonds, which were the best-performing credit rating category in the Index during the

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

July 31, 2021

Management’s Discussion of Fund Performance1 — continued

period. Key contributors to performance versus the Index included the Fund’s allocation to taxable municipal bonds; security selection in insured Puerto Rico debt; and security selection and an overweight position in the health care sector, which was the best-performing sector in the Index during the period.

Eaton Vance Minnesota Municipal Income Fund Class A shares at NAV returned 1.96%, underperforming the 3.29% return of the Index. Security selection and an overweight position in general obligation (GO) bonds; security selection in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; and an underweight position in bonds with 17 or more years remaining to maturity all detracted from Fund performance relative to the Index. Contributors to results versus the Index included security selection in the education sector and an overweight position in the health care sector.

Eaton Vance New Jersey Municipal Income Fund Class A shares at NAV returned 4.29%, outperforming the 3.29% return of the Index. Contributors to performance versus the Index included the Fund’s allocation to taxable municipal bonds, security selection and an overweight position in the health care sector, and an overweight position in BBB rated bonds. In contrast, security selection in the industrial development revenue sector, security selection in zero-coupon bonds, and an overweight position in bonds with coupons below 4% (not including zero-coupon bonds) all detracted from results versus the Index.

Eaton Vance Pennsylvania Municipal Income Fund Class A shares at NAV returned 3.59%, outperforming the 3.29% return of the Index. Contributors to Fund performance relative to the Index included security selection and an overweight position in the health care sector, security selection in 4.00%-4.99% coupon bonds, and security selection and an overweight position in insured Puerto Rico bonds. In contrast, detractors from performance versus the Index included an overweight position in prerefunded bonds, an overweight position in local GO bonds, and security selection in zero-coupon bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Arizona Municipal Income Fund

July 31, 2021

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/13/1993	07/25/1991	2.44%	2.94%	3.97%
Class A with 4.75% Maximum Sales Charge	—	—	–2.38	1.95	3.47
Class C at NAV	12/16/2005	07/25/1991	1.67	2.18	3.20
Class C with 1% Maximum Sales Charge	—	—	0.67	2.18	3.20
Class I at NAV	08/03/2010	07/25/1991	2.64	3.17	4.19

Bloomberg Municipal Bond Index	—	—	3.29%	3.41%	4.26%
Bloomberg Arizona Municipal Bond Index	—	—	2.88	3.17	4.21

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.68%	1.43%	0.48%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.77%	1.01%	1.98%
Taxable-Equivalent Distribution Rate			3.24	1.85	3.62

SEC 30-day Yield			0.28	–0.45	0.49
Taxable-Equivalent SEC 30-day Yield			0.51	–0.82	0.89

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2011	$13,705	N.A.
Class I	$250,000	07/31/2011	$377,022	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Arizona Municipal Income Fund

July 31, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2021

Performance2,3

Portfolio Managers Cynthia J. Clemson and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	04/19/1994	05/01/1992	2.95%	2.70%	3.67%
Class A with 4.75% Maximum Sales Charge	—	—	–1.97	1.72	3.17
Class C at NAV	02/09/2006	05/01/1992	2.19	1.92	2.90
Class C with 1% Maximum Sales Charge	—	—	1.19	1.92	2.90
Class I at NAV	03/03/2008	05/01/1992	3.16	2.91	3.88

Bloomberg Municipal Bond Index	—	—	3.29%	3.41%	4.26%
Bloomberg Connecticut Municipal Bond Index	—	—	2.80	3.20	3.51

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.72%	1.47%	0.52%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.07%	1.30%	2.27%
Taxable-Equivalent Distribution Rate			3.96	2.49	4.35
SEC 30-day Yield			0.40	–0.32	0.62
Taxable-Equivalent SEC 30-day Yield			0.76	–0.61	1.18

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2011	$13,315	N.A.
Class I	$250,000	07/31/2011	$365,974	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2021

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	12/09/1993	07/29/1991	1.96%	2.52%	3.57%
Class A with 4.75% Maximum Sales Charge	—	—	–2.87	1.52	3.07
Class C at NAV	12/21/2005	07/29/1991	1.19	1.76	2.80
Class C with 1% Maximum Sales Charge	—	—	0.19	1.76	2.80
Class I at NAV	08/03/2010	07/29/1991	2.17	2.72	3.78

Bloomberg Municipal Bond Index	—	—	3.29%	3.41%	4.26%
Bloomberg Minnesota Municipal Bond Index	—	—	2.43	2.99	3.68

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.66%	1.41%	0.46%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.64%	0.88%	1.84%
Taxable-Equivalent Distribution Rate			3.32	1.78	3.73
SEC 30-day Yield			0.23	–0.50	0.44
Taxable-Equivalent SEC 30-day Yield			0.46	–1.01	0.89

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2011	$13,183	N.A.
Class I	$250,000	07/31/2011	$362,424	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2021

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	04/13/1994	01/08/1991	4.29%	3.76%	4.63%
Class A with 4.75% Maximum Sales Charge	—	—	–0.65	2.77	4.12
Class C at NAV	12/14/2005	01/08/1991	3.43	2.98	3.85
Class C with 1% Maximum Sales Charge	—	—	2.43	2.98	3.85
Class I at NAV	03/03/2008	01/08/1991	4.41	3.96	4.84

Bloomberg Municipal Bond Index	—	—	3.29%	3.41%	4.26%
Bloomberg New Jersey Municipal Bond Index	—	—	6.76	4.62	5.00

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.69%	1.44%	0.49%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.17%	1.52%	2.27%
Taxable-Equivalent Distribution Rate			4.32	3.03	4.52
SEC 30-day Yield			0.60	–0.11	0.83
Taxable-Equivalent SEC 30-day Yield			1.19	–0.22	1.65

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2011	$14,593	N.A.
Class I	$250,000	07/31/2011	$401,138	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2021

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2021

Performance2,3

Portfolio Manager Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	06/01/1994	01/08/1991	3.59%	2.78%	3.80%
Class A with 4.75% Maximum Sales Charge	—	—	–1.37	1.79	3.29
Class C at NAV	01/13/2006	01/08/1991	2.78	2.01	3.02
Class C with 1% Maximum Sales Charge	—	—	1.78	2.01	3.02
Class I at NAV	03/03/2008	01/08/1991	3.80	2.99	4.00

Bloomberg Municipal Bond Index	—	—	3.29%	3.41%	4.26%
Bloomberg Pennsylvania Municipal Bond Index	—	—	3.97	3.81	4.60

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.76%	1.51%	0.56%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			2.36%	1.60%	2.57%
Taxable-Equivalent Distribution Rate			4.20	2.85	4.58
SEC 30-day Yield			0.56	–0.16	0.78
Taxable-Equivalent SEC 30-day Yield			0.99	–0.28	1.39

% Total Leverage[6]

Residual Interest Bond (RIB) Financing					2.60%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2011	$13,472	N.A.
Class I	$250,000	07/31/2011	$370,306	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2021

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

Municipal Income Funds

July 31, 2021

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Arizona Municipal Bond Index is an unmanaged index of Arizona municipal bonds. Bloomberg Connecticut Municipal Bond Index is an unmanaged index of Connecticut municipal bonds. Bloomberg Minnesota Municipal Bond Index is an unmanaged index of Minnesota municipal bonds. Bloomberg New Jersey Municipal Bond Index is an unmanaged index of New Jersey municipal bonds. Bloomberg Pennsylvania Municipal Bond Index is an unmanaged index of Pennsylvania municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end.

The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Important Notice to Shareholders

Effective August 17, 2021, the New Jersey Fund is managed by Cynthia J. Clemson and Christopher J. Eustance.

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

14

Eaton Vance

Municipal Income Funds

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.90	$3.34	0.67%
Class C	$1,000.00	$1,004.30	$7.06	1.42%
Class I	$1,000.00	$1,008.90	$2.34	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.36	0.67%
Class C	$1,000.00	$1,017.80	$7.10	1.42%
Class I	$1,000.00	$1,022.50	$2.36	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

15

Eaton Vance

Municipal Income Funds

July 31, 2021

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,008.60	$3.44	0.69%
Class C	$1,000.00	$1,004.80	$7.16	1.44%
Class I	$1,000.00	$1,009.60	$2.39	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.46	0.69%
Class C	$1,000.00	$1,017.70	$7.20	1.44%
Class I	$1,000.00	$1,022.40	$2.41	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,007.60	$3.24	0.65%
Class C	$1,000.00	$1,003.00	$6.95	1.40%
Class I	$1,000.00	$1,008.60	$2.24	0.45%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.26	0.65%
Class C	$1,000.00	$1,017.90	$7.00	1.40%
Class I	$1,000.00	$1,022.60	$2.26	0.45%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

16

Eaton Vance

Municipal Income Funds

July 31, 2021

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,009.80	$3.34	0.67%
Class C	$1,000.00	$1,005.60	$7.06	1.42%
Class I	$1,000.00	$1,010.30	$2.34	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.36	0.67%
Class C	$1,000.00	$1,017.80	$7.10	1.42%
Class I	$1,000.00	$1,022.50	$2.36	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,014.30	$3.55	0.71%
Class C	$1,000.00	$1,010.50	$7.28	1.46%
Class I	$1,000.00	$1,015.30	$2.55	0.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.56	0.71%
Class C	$1,000.00	$1,017.60	$7.30	1.46%
Class I	$1,000.00	$1,022.30	$2.56	0.51%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

17

Eaton Vance

Arizona Municipal Income Fund

July 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 95.2%
Security	Principal Amount (000’s omitted)	Value

Education — 17.5%

Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$298,363

Arizona Industrial Development Authority, (Doral Academy of Nevada):

5.00%, 7/15/39(1)	55	63,776

5.00%, 7/15/40(1)	350	405,002

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada):

4.00%, 7/15/40(1)	60	65,668

4.00%, 7/15/50(1)	60	64,754

Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525	561,487

Arizona State University:

5.00%, 7/1/36	1,150	1,346,236

Green Bonds, 5.00%, 7/1/40	1,000	1,288,610

Prerefunded to 7/1/22, 5.00%, 7/1/37	830	866,238

Glendale Industrial Development Authority, AZ, (Midwestern University Foundation):

(AMT), 2.125%, 7/1/33	250	251,325

(AMT), 5.00%, 7/1/28	850	1,074,978

Glendale Industrial Development Authority, AZ, (Midwestern University):

5.00%, 5/15/25	1,500	1,550,655

5.00%, 5/15/31	175	227,084

La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	496,542

Northern Arizona University, 5.00%, 6/1/38	1,000	1,193,110

Pima County Community College District, AZ:

5.00%, 7/1/33	300	379,206

5.00%, 7/1/35	720	906,502

University of Arizona:

5.00%, 6/1/38	1,500	1,801,455

5.00%, 8/1/38	600	786,504

5.00%, 6/1/42	500	636,560

		$14,264,055

Electric Utilities — 6.1%

Mesa, AZ, Utility Systems Revenue:

4.00%, 7/1/31	$1,160	$1,340,450

4.00%, 7/1/34	500	619,190

Pinal County Electrical District No. 3, AZ:

5.00%, 7/1/29	450	585,535

5.00%, 7/1/33	1,000	1,195,040

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/35	$1,000	$1,252,240

		$4,992,455

Escrowed / Prerefunded — 2.6%

Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	$170	$177,664

Kyrene Elementary School District No. 28, AZ, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	220,654

Phoenix Civic Improvement Corp., AZ, Water System Revenue, Prerefunded to 7/1/24, 5.00%, 7/1/39	1,500	1,711,710

		$2,110,028

General Obligations — 11.0%

Agua Fria Union High School District No. 216, AZ, 4.00%, 7/1/36	$1,000	$1,211,960

Chandler Unified School District No. 80, AZ, 4.00%, 7/1/33	225	259,817

Flagstaff, AZ, 4.00%, 7/1/28	110	134,254

Kyrene Elementary School District No. 28, AZ:

4.00%, 7/1/35	130	158,516

4.00%, 7/1/36	175	212,832

Paradise Valley Unified School District No. 69, AZ:

4.00%, 7/1/38	350	424,249

4.00%, 7/1/39	600	727,206

4.00%, 7/1/40	1,000	1,209,900

Peoria Unified School District No. 11, AZ, 4.00%, 7/1/31	350	418,747

Phoenix Union High School District No. 210, AZ:

4.00%, 7/1/39	300	361,092

5.00%, 7/1/26	1,000	1,223,590

Scottsdale Unified School District No. 48, AZ, 5.00%, 7/1/31	750	933,157

Tempe, AZ, 5.00%, 7/1/30	1,000	1,283,200

Western Maricopa Education Center District No. 402, AZ, 4.50%, 7/1/34	350	390,036

		$8,948,556

Hospital — 15.2%

Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 0.02%, 1/1/46(2)	$3,180	$3,180,000

Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,894,653

Arizona Industrial Development Authority, (Phoenix Children’s Hospital):

3.00%, 2/1/39	1,000	1,089,640

(LOC: JPMorgan Chase Bank, N.A.), 0.03%, 2/1/48(2)	1,500	1,500,000

Maricopa County Industrial Development Authority, AZ, (Banner Health):

4.00%, 1/1/44	500	588,135

5.00%, 1/1/38	1,000	1,205,310

18	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Maricopa County Industrial Development Authority, AZ, (HonorHealth):

4.00%, 9/1/37	$250	$305,745

5.00%, 9/1/32	400	511,412

5.00%, 9/1/33	350	473,039

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	541,515

Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,112,863

		$12,402,312

Housing — 2.1%

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):

5.00%, 7/1/27	$125	$153,870

5.00%, 7/1/37	500	607,150

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):

5.00%, 7/1/39	500	615,405

5.00%, 7/1/44	250	304,620

		$1,681,045

Industrial Development Revenue — 1.4%

Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.):

3.60%, 2/1/40	$250	$279,428

4.50%, 8/1/42	850	875,015

		$1,154,443

Insured – Electric Utilities — 2.0%

Mesa, AZ, Utility Systems Revenue:

(NPFG), 5.00%, 7/1/23	$430	$470,291

(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	491,724

(NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	131,247

Puerto Rico Electric Power Authority:

(NPFG), 5.25%, 7/1/29	320	345,037

(NPFG), Series SS, 5.00%, 7/1/25	220	225,828

		$1,664,127

Insured – General Obligations — 11.5%

Apache Junction Unified School District No. 43, AZ, (AGM), 5.00%, 7/1/24	$1,200	$1,360,284

Marana Unified School District No. 6, AZ, (AGM), 4.00%, 7/1/37	500	604,400

Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	3,136,930

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Maricopa County Elementary School District No. 66, AZ:

(BAM), 4.00%, 7/1/33	$435	$536,324

(BAM), 4.00%, 7/1/34	230	282,645

(BAM), 4.00%, 7/1/37	375	455,614

(BAM), 4.00%, 7/1/39	400	483,692

Santa Cruz Valley Unified School District No. 35, AZ:

(AGM), 4.00%, 7/1/22(3)	100	103,358

(AGM), 4.00%, 7/1/23(3)	295	315,910

(AGM), 4.00%, 7/1/25(3)	130	147,430

(AGM), 4.00%, 7/1/27(3)	125	148,370

(AGM), 4.00%, 7/1/28(3)	200	241,850

(AGM), 4.00%, 7/1/29(3)	310	381,241

Sun City Fire District, AZ, (AGM), 4.00%, 1/1/37	1,000	1,156,660

		$9,354,708

Insured – Lease Revenue / Certificates of Participation — 3.2%

Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,627,968

		$2,627,968

Insured – Special Tax Revenue — 2.2%

Glendale, AZ, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,464,363

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	450	346,914

		$1,811,277

Other Revenue — 1.8%

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,429,450

		$1,429,450

Senior Living / Life Care — 1.3%

Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$500	$578,715

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	239,546

Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	230	232,521

		$1,050,782

Special Tax Revenue — 8.0%

American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$125,874

19	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,036,420

Mesa, AZ, Excise Tax Revenue:

4.00%, 7/1/33	200	248,490

4.00%, 7/1/37	250	306,085

Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,044,610

Pinal County, AZ, Pledged Revenue:

4.00%, 8/1/33	600	717,474

4.00%, 8/1/36	500	594,205

Queen Creek, AZ, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,416,395

Tempe, AZ, Transit Excise Tax Revenue:

5.00%, 7/1/37	625	651,031

Prerefunded to 7/1/22, 5.00%, 7/1/37	375	391,553

		$6,532,137

Transportation — 4.0%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,131,700

Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,168,500

		$3,300,200

Water and Sewer — 5.3%

Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,775,070

Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/36	750	856,980

Tempe, AZ, Water and Sewer Revenue, 5.00%, 7/1/35	250	339,423

Tucson, AZ, Water System Revenue:

5.00%, 7/1/32	545	676,241

5.00%, 7/1/35	530	652,154

		$4,299,868

Total Tax-Exempt Municipal Obligations — 95.2% (identified cost $71,414,099)		$77,623,411

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000’s omitted)	Value

Education — 0.3%

Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 2.50%, 12/15/22(1)	$125	$125,833

La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 3.00%, 2/15/24	140	139,892

		$265,725

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.2%

Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$882,521

Tempe, AZ, Transit Excise Tax Revenue:

1.145%, 7/1/27(3)	415	415,299

1.345%, 7/1/28(3)	1,330	1,330,893

		$2,628,713

Total Taxable Municipal Obligations — 3.5% (identified cost $2,860,000)		$2,894,438

Total Investments — 98.7% (identified cost $74,274,099)		$80,517,849

Other Assets, Less Liabilities — 1.3%		$1,020,997

Net Assets — 100.0%		$81,538,846

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 11.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $1,710,757 or 2.1% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

(3)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

20	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 96.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.5%

Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,234,230

		$1,234,230

Education — 24.2%

Connecticut Health and Educational Facilities Authority, (Brunswick School):

5.00%, 7/1/31	$500	$519,655

5.00%, 7/1/32	1,125	1,168,909

Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):

4.00%, 7/1/33	340	421,784

4.00%, 7/1/34	335	413,266

4.00%, 7/1/35	310	380,866

Connecticut Health and Educational Facilities Authority, (Connecticut College), Prerefunded to 7/1/22, 5.00%, 7/1/30	1,255	1,310,986

Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,450	2,768,622

Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,743,494

Connecticut Health and Educational Facilities Authority, (Sacred Heart University):

5.00%, 7/1/33	275	359,491

5.00%, 7/1/37	450	541,229

Connecticut Health and Educational Facilities Authority, (The Taft School):

4.00%, 7/1/28	135	163,551

4.00%, 7/1/29	100	120,382

4.00%, 7/1/30	125	149,496

4.00%, 7/1/33	430	509,559

4.00%, 7/1/34	1,085	1,282,383

4.00%, 7/1/36	430	506,338

Connecticut Health and Educational Facilities Authority, (Trinity College):

4.00%, 6/1/41	705	861,545

5.00%, 6/1/34	625	847,013

5.00%, 6/1/36	200	269,804

Connecticut Health and Educational Facilities Authority, (University of New Haven):

5.00%, 7/1/34	810	960,101

5.00%, 7/1/35	850	1,004,334

Connecticut Health and Educational Facilities Authority, (Yale University):

0.375% to 7/12/24 (Put Date), 7/1/35	1,000	1,004,130

1.10% to 2/7/23 (Put Date), 7/1/48	500	507,355

5.00%, 7/1/27	1,000	1,263,960

Security	Principal Amount (000’s omitted)	Value

Education (continued)

University of Connecticut, 5.00%, 11/15/29	$1,000	$1,056,390

		$20,134,643

Escrowed / Prerefunded — 3.2%

Greater New Haven Water Pollution Control Authority, CT, Prerefunded to 8/15/24, 5.00%, 8/15/32	$1,000	$1,146,720

Hartford County Metropolitan District, CT, (Clean Water), Prerefunded to 4/1/22, 5.00%, 4/1/36	1,500	1,549,170

		$2,695,890

General Obligations — 22.8%

Bridgeport, CT:

5.00%, 8/1/29(1)	$350	$454,391

5.00%, 8/1/32(1)	275	366,817

Colchester, CT, 4.00%, 10/15/28	440	488,880

Connecticut:

3.00%, 1/15/32	500	574,890

4.00%, 1/15/36	1,000	1,211,390

5.00%, 4/15/30	1,150	1,501,934

5.00%, 4/15/39	100	127,155

Darien, CT, 4.00%, 8/1/37	1,310	1,553,188

East Haddam, CT:

3.00%, 12/1/35	400	448,528

3.00%, 12/1/37	290	322,787

East Lyme, CT:

3.00%, 7/15/31	125	143,558

3.00%, 7/15/32	125	142,624

3.00%, 7/15/33	125	141,670

3.00%, 7/15/34	175	197,031

4.00%, 7/15/30	100	123,416

Ellington, CT:

3.00%, 9/15/31	75	86,310

3.00%, 9/15/32	100	114,320

3.00%, 9/15/33	280	317,918

3.00%, 9/15/35	210	236,485

4.00%, 9/15/29	100	124,665

4.00%, 9/15/30	100	123,783

Enfield, CT, 4.00%, 8/1/29	500	595,545

Fairfield, CT, 5.00%, 1/1/23	1,000	1,069,310

Greenwich, CT:

4.00%, 7/15/29	450	497,448

4.00%, 7/15/30	250	276,082

4.00%, 7/15/32	400	441,068

Guilford, CT, 3.00%, 8/1/34	500	570,655

21	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

New Canaan, CT, 5.00%, 4/1/27	$250	$313,352

North Branford, CT:

4.00%, 8/1/30(1)	320	395,994

4.00%, 8/1/32(1)	150	183,288

4.00%, 8/1/33(1)	100	121,647

North Haven, CT:

5.00%, 7/15/23	1,475	1,616,910

5.00%, 7/15/25	1,490	1,767,051

Plainville, CT, 3.00%, 8/15/21	350	350,343

Rocky Hill, CT, 4.00%, 1/15/33	1,000	1,179,290

Trumbull, CT, 4.00%, 9/1/32	610	735,422

		$18,915,145

Hospital — 9.1%

Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/41	$1,500	$1,746,825

Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,093,150

Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,423,460

Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):

5.00%, 7/1/31	500	567,725

5.00%, 7/1/34	1,520	1,723,027

		$7,554,187

Housing — 2.1%

Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$846,503

Connecticut Housing Finance Authority, (FHLMC), (FNMA), (GNMA), 3.20%, 11/15/33	870	934,223

		$1,780,726

Insured – Education — 6.5%

Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):

(AMBAC), 5.25%, 7/1/30	$1,950	$2,609,217

(AMBAC), 5.25%, 7/1/31	2,050	2,801,530

		$5,410,747

Insured – Escrowed / Prerefunded — 1.3%

Bridgeport, CT, (AGM), Escrowed to Maturity, 4.00%, 8/15/21	$1,075	$1,076,419

		$1,076,419

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 6.2%

Bridgeport, CT, (AGM), 5.00%, 8/15/32	$1,120	$1,356,454

Hamden, CT:

(BAM), 5.00%, 8/1/32	500	643,740

(BAM), 5.00%, 8/1/35	500	637,110

Hartford, CT:

(AGC), 5.00%, 8/15/28	500	501,825

(AGM), 5.00%, 4/1/31	240	246,965

New Haven, CT, (AGM), 5.00%, 8/1/25	1,000	1,134,610

Windham, CT, (BAM), 4.00%, 8/15/37	500	620,830

		$5,141,534

Insured – Hospital — 1.4%

Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$1,195,740

		$1,195,740

Insured – Transportation — 0.9%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$670	$769,910

		$769,910

Insured – Water and Sewer — 4.7%

South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$3,935,598

		$3,935,598

Lease Revenue / Certificates of Participation — 1.0%

Connecticut Health and Educational Facilities Authority, (State Supported Child Care):

5.00%, 7/1/27	$250	$311,365

5.00%, 7/1/29	390	506,091

		$817,456

Senior Living / Life Care — 2.4%

Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	$1,000	$1,205,330

Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.):

3.25%, 1/1/27(2)	250	256,295

5.00%, 1/1/45(2)	500	563,995

		$2,025,620

22	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.7%

American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$125,874

Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	2,000	2,133,320

		$2,259,194

Student Loan — 1.5%

Connecticut Higher Education Supplemental Loan Authority:

(AMT), 4.00%, 11/15/30	$415	$435,256

(AMT), 4.125%, 11/15/33	150	159,960

(AMT), 5.00%, 11/15/28	250	305,215

(AMT), 5.00%, 11/15/29	250	309,860

		$1,210,291

Transportation — 1.4%

Connecticut Airport Authority, (Ground Transportation Center), (AMT), 4.00%, 7/1/49	$1,000	$1,145,290

		$1,145,290

Water and Sewer — 3.4%

South Central Connecticut Regional Water Authority:

4.00%, 8/1/34	$450	$537,147

5.00%, 8/1/32	355	463,790

Stamford, CT, (Water Pollution Control System):

4.00%, 4/1/44	1,000	1,182,090

5.00%, 9/15/29	200	236,152

5.00%, 9/15/30	125	147,595

5.00%, 4/1/33	100	129,505

5.00%, 4/1/34	100	129,139

		$2,825,418

Total Tax-Exempt Municipal Obligations — 96.3% (identified cost $73,911,915)		$80,128,038

Taxable Municipal Obligations — 2.2%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 2.2%

Norwalk, CT, 1.255%, 8/1/27	$1,500	$1,507,740

Watertown, CT, 2.25%, 10/15/33	290	303,231

Total Taxable Municipal Obligations — 2.2% (identified cost $1,790,000)		$1,810,971

Total Investments — 98.5% (identified cost $75,701,915)		$81,939,009

Other Assets, Less Liabilities — 1.5%		$1,219,739

Net Assets — 100.0%		$83,158,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 21.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 6.6% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $946,164 or 1.1% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

23	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 92.9%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.2%

Minnesota Public Facilities Authority, (Revolving Fund):

5.00%, 3/1/29	$1,000	$1,205,310

5.00%, 3/1/30	1,000	1,202,800

		$2,408,110

Education — 15.8%

Minnesota Higher Education Facilities Authority, (Carleton College):

5.00%, 3/1/29	$2,250	$2,766,037

5.00%, 3/1/31	1,000	1,230,120

5.00%, 3/1/34	500	611,265

Minnesota Higher Education Facilities Authority, (College of Saint Benedict):

4.00%, 3/1/36	400	451,044

5.00%, 3/1/37	1,500	1,719,750

Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	2,163,464

Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	692,684

Minnesota Higher Education Facilities Authority, (Macalester College):

4.00%, 3/1/26	115	133,352

4.00%, 3/1/27	125	148,273

4.00%, 3/1/28	100	120,789

4.00%, 3/1/29	100	122,833

5.00%, 3/1/27	500	579,280

5.00%, 3/1/28	1,010	1,169,226

Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	616,905

Minnesota Higher Education Facilities Authority, (St. Olaf College):

4.00%, 10/1/35	500	572,405

4.00%, 10/1/46	1,500	1,801,530

5.00%, 12/1/29	1,815	2,145,330

Minnesota Higher Education Facilities Authority, (University of St. Thomas):

4.00%, 10/1/32	910	1,091,936

4.00%, 10/1/36	500	579,190

4.00%, 10/1/37	500	577,985

5.00%, 10/1/30	650	807,996

5.00%, 10/1/34	250	320,695

5.00%, 4/1/35	750	879,097

Minnesota State Colleges and Universities:

5.00%, 10/1/26	1,535	1,894,865

5.00%, 10/1/28	1,375	1,385,890

5.00%, 10/1/30	1,455	1,466,524

Security	Principal Amount (000’s omitted)	Value

Education (continued)

St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	$1,000	$1,215,480

University of Minnesota:

5.00%, 4/1/27	500	605,045

5.00%, 8/1/27	625	738,913

5.00%, 4/1/41	2,000	2,382,420

		$30,990,323

Electric Utilities — 6.6%

Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,140,299

Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	550	652,113

Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	372,008

Minnesota Municipal Power Agency:

5.00%, 10/1/33	250	285,450

5.00%, 10/1/34	250	285,197

5.00%, 10/1/35	200	227,886

Northern Municipal Power Agency, MN:

5.00%, 1/1/30	460	550,786

5.00%, 1/1/31	670	790,948

5.00%, 1/1/41	240	280,474

Rochester, MN, Electric Utility Revenue:

5.00%, 12/1/29	700	861,945

5.00%, 12/1/30	700	859,880

5.00%, 12/1/42	820	985,812

St. Paul Port Authority, MN, District Energy Revenue:

4.00%, 10/1/42	1,250	1,399,875

(AMT), 4.00%, 10/1/40	1,000	1,109,870

Western Minnesota Municipal Power Agency:

5.00%, 1/1/34	1,000	1,185,770

5.00%, 1/1/36	900	1,063,755

		$13,052,068

Escrowed / Prerefunded — 1.2%

Minnesota Higher Education Facilities Authority, (St. Catherine University):

Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$295,882

Prerefunded to 10/1/22, 5.00%, 10/1/27	310	327,583

Prerefunded to 10/1/22, 5.00%, 10/1/32	560	591,763

Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,117,450

		$2,332,678

General Obligations — 41.1%

Andover, MN, 4.00%, 2/1/30	$795	$948,006

24	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Anoka-Hennepin Independent School District No. 11, MN:

5.00%, 2/1/27	$1,000	$1,243,480

5.00%, 2/1/28	1,040	1,286,033

Brainerd Independent School District No. 181, MN, 5.00%, 2/1/25	575	670,214

Brooklyn Center, MN, 4.00%, 2/1/30	1,060	1,258,856

Buffalo-Hanover-Montrose Independent School District No. 877, MN, 4.00%, 2/1/24	2,000	2,038,040

Burnsville, MN:

3.00%, 12/20/32	620	715,238

4.00%, 12/20/31	640	811,053

Centennial Independent School District No. 12, MN:

0.00%, 2/1/28	1,000	877,690

0.00%, 2/1/35	350	223,115

Chaska Independent School District No. 112, MN, 4.00%, 2/1/23	2,000	2,037,500

Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	2,000	2,321,320

Dilworth-Glyndon-Felton Independent School District No. 2164, MN, 4.00%, 2/1/27	730	841,595

Duluth, MN:

5.00%, 2/1/34	1,000	1,190,260

Series 2016A, 5.00%, 2/1/31	1,000	1,194,670

Series 2019C, 5.00%, 2/1/31	500	643,180

Eden Prairie Independent School District No. 272, MN, 5.00%, 2/1/30	1,000	1,256,040

Edina Independent School District No. 273, MN, 5.00%, 2/1/28	1,625	2,018,364

Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	2,161,800

Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	870,473

Hennepin County, MN:

5.00%, 12/1/35	2,000	2,463,880

5.00%, 12/15/36	500	644,355

Hopkins Independent School District No. 270, MN, 4.00%, 2/1/25	1,250	1,320,100

Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,161,040

Mankato Area Public Schools Independent School District No. 77, MN, 4.00%, 2/1/38	640	762,867

Maple Grove, MN, 4.00%, 2/1/29	520	638,716

Maple River Independent School District No. 2135, MN, 4.00%, 2/1/38	1,315	1,593,438

Minneapolis Special School District No. 1, MN:

4.00%, 2/1/33	1,500	1,820,085

5.00%, 2/1/32	1,500	1,889,115

Minneapolis-St. Paul Metropolitan Council, MN:

4.00%, 3/1/30	1,000	1,205,550

5.00%, 12/1/24	2,000	2,319,560

5.00%, 3/1/28	2,500	3,112,700

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Minnesota:

5.00%, 8/1/32	$2,000	$2,370,380

5.00%, 8/1/34	500	644,615

5.00%, 10/1/34	1,000	1,255,300

5.00%, 8/1/37	1,250	1,634,050

5.00%, 8/1/39	2,000	2,663,300

Prerefunded to 10/1/21, 5.00%, 10/1/27	30	30,235

North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:

4.00%, 2/1/31	2,050	2,437,020

5.00%, 2/1/33	1,000	1,249,940

Plymouth, MN, 4.00%, 2/1/30	390	480,340

Rochester Independent School District No. 535, MN:

4.00%, 2/1/23	2,375	2,512,726

4.00%, 2/1/26	1,160	1,348,465

Rosemount-Apple Valley-Eagan Independent School District No. 196, MN:

4.00%, 2/1/28	2,000	2,299,680

5.00%, 2/1/27	1,000	1,203,550

Russell-Tyler-Ruthton Independent School District No. 2902, MN, 5.00%, 2/1/27	1,400	1,739,164

Sartell-St. Stephen Independent School District No. 748, MN:

0.00%, 2/1/32	1,350	1,043,874

0.00%, 2/1/37	1,500	949,830

Scott County, MN, 4.00%, 12/1/34	2,000	2,393,980

Spring Lake Park Independent School District No. 16, MN, 4.00%, 2/1/29	1,075	1,232,746

St. Louis Park Independent School District No. 283, MN:

4.00%, 2/1/31	2,000	2,323,340

5.00%, 2/1/29	845	1,075,955

St. Louis Park, MN, 4.00%, 2/1/28	1,000	1,185,590

St. Paul Independent School District No. 625, MN, 4.00%, 2/1/31	700	870,527

St. Paul, MN, 5.00%, 12/1/27	750	931,530

Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,810,998

Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	735,430

Worthington Independent School District No. 518, MN, 4.00%, 2/1/31	730	832,185

		$80,793,083

Hospital — 8.7%

Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,223,820

25	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Maple Grove, MN, (Maple Grove Hospital Corp.):

5.00%, 5/1/30	$850	$1,034,832

5.00%, 5/1/31	500	606,505

5.00%, 5/1/32	500	605,105

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System):

5.00%, 11/15/27	750	949,463

5.00%, 11/15/29	915	1,136,650

Minneapolis, MN, (Fairview Health Services):

5.00%, 11/15/28	225	265,120

(LOC: Wells Fargo Bank, N.A.), 0.03%, 11/15/48(1)	1,650	1,650,000

St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,142,635

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services):

5.00%, 11/15/31	1,000	1,244,160

5.00%, 11/15/34	500	618,605

5.00%, 11/15/47	500	612,975

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):

5.00%, 7/1/29	500	589,145

5.00%, 7/1/30	1,000	1,177,440

5.00%, 7/1/32	1,995	2,345,601

		$17,202,056

Housing — 2.5%

Mahtomedi, MN, Multifamily Housing Revenue, (Lincoln Place/Vadnais Highlands), 0.25% to 8/1/22 (Put Date), 8/1/23	$600	$600,210

Minnesota Housing Finance Agency:

2.15%, 7/1/45	980	986,987

4.00%, 8/1/42	1,815	2,185,914

(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	755	786,385

(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	425	439,807

		$4,999,303

Insured – Electric Utilities — 5.1%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,240,655

Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,778,960

		$10,019,615

Insured – Hospital — 1.2%

Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$2,342,780

		$2,342,780

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.3%

Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$1,107,710

Minnesota, 5.00%, 6/1/29	1,335	1,450,558

St. Paul Independent School District No. 625, MN, 5.00%, 2/1/27	1,500	1,863,390

		$4,421,658

Other Revenue — 1.2%

Center City, MN, (Hazelden Betty Ford Foundation):

4.00%, 11/1/28	$825	$907,343

4.00%, 11/1/34	500	584,915

5.00%, 11/1/27	400	454,288

5.00%, 11/1/29	300	338,442

		$2,284,988

Senior Living / Life Care — 2.6%

Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,058,350

North Oaks, MN, (Waverly Gardens):

4.00%, 10/1/25	1,600	1,791,216

4.00%, 10/1/26	1,680	1,871,217

Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	458,673

		$5,179,456

Special Tax Revenue — 0.1%

American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$125,874

		$125,874

Transportation — 3.3%

Minneapolis-St. Paul Metropolitan Airports Commission, MN:

5.00%, 1/1/27	$1,000	$1,237,370

5.00%, 1/1/35	1,000	1,109,140

(AMT), 5.00%, 1/1/25	1,000	1,110,930

(AMT), 5.00%, 1/1/28	1,250	1,581,475

(AMT), 5.00%, 1/1/33	1,200	1,538,988

		$6,577,903

Total Tax-Exempt Municipal Obligations — 92.9% (identified cost $170,615,120)		$182,729,895

Other Assets, Less Liabilities — 7.1%		$13,897,180

Net Assets — 100.0%		$196,627,075

26	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 5.5% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $125,874 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

27	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.8%
Security	Principal Amount (000’s omitted)	Value

Education — 4.2%

New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$1,990,814

New Jersey Educational Facilities Authority, (Princeton University):

5.00%, 3/1/28	2,555	3,295,286

5.00%, 3/1/38	1,280	1,729,433

5.00%, 7/1/42	1,000	1,233,790

		$8,249,323

Escrowed / Prerefunded — 1.2%

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,340,225

		$2,340,225

General Obligations — 21.8%

Bergen County, NJ:

2.00%, 6/1/34	$530	$541,204

2.00%, 6/1/35	540	547,749

2.00%, 6/1/36	335	338,528

2.00%, 6/1/37	925	929,542

2.00%, 6/1/38	900	902,682

2.00%, 6/1/39	925	925,897

2.00%, 6/1/40	870	864,615

Bergen County Improvement Authority, NJ, 5.00%, 8/1/42	1,250	1,643,087

Burlington County Bridge Commission, NJ:

5.00%, 8/1/27	400	503,304

5.00%, 8/1/30	500	635,130

5.00%, 8/1/31	410	518,900

5.00%, 8/1/32	250	315,625

5.00%, 10/1/36	1,000	1,226,000

Chester Township, NJ:

2.00%, 10/1/29	1,415	1,518,352

2.00%, 10/1/30	495	529,368

East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,459,680

East Brunswick, NJ:

2.00%, 7/15/30	2,875	3,042,957

2.00%, 2/15/31	250	265,777

2.00%, 2/15/32	505	531,285

2.00%, 2/15/33	515	536,434

Essex County, NJ:

2.00%, 9/1/31	1,695	1,792,107

2.00%, 9/1/32	2,935	3,074,442

Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,291,020

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Hazlet Board of Education, NJ:

4.00%, 2/1/25	$125	$140,004

4.00%, 2/1/26	125	143,500

Jersey City, NJ, 5.00%, 11/1/33	800	996,184

Monmouth County Improvement Authority, NJ:

3.00%, 12/1/34	175	202,132

3.00%, 12/1/35	350	403,389

3.00%, 12/1/36	100	115,028

4.00%, 12/1/36	580	715,824

Morris County Improvement Authority, NJ:

3.00%, 3/1/34	235	273,618

3.00%, 3/1/35	145	168,399

3.00%, 3/1/36	150	173,550

3.00%, 3/1/37	260	299,866

3.00%, 3/1/39	275	314,985

3.00%, 3/1/41	290	330,272

3.00%, 3/1/44	930	1,051,607

4.00%, 3/1/32	220	278,876

4.00%, 3/1/33	230	290,541

New Jersey:

2.00%, 6/1/29	1,250	1,323,837

2.00%, 6/1/30	1,250	1,310,400

3.00%, 6/1/32	2,260	2,615,973

4.00%, 6/1/30	1,000	1,243,930

Ocean City, NJ, 2.00%, 10/15/30	2,205	2,336,727

Passaic County Improvement Authority, NJ:

3.00%, 8/15/36	110	124,038

3.00%, 8/15/38	150	168,228

4.00%, 8/15/32	185	230,232

4.00%, 8/15/33	110	136,428

4.00%, 8/15/34	100	123,624

Piscataway Township, NJ, 2.00%, 10/15/37	1,600	1,610,368

Princeton, NJ, 2.00%, 12/15/31	1,030	1,082,530

		$43,137,775

Hospital — 15.0%

Camden County Improvement Authority, NJ, (Cooper Health System):

5.00%, 2/15/35	$750	$825,060

5.75%, 2/15/42	1,100	1,177,088

New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,625

New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	500	553,325

New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 5.00%, 7/1/28	100	124,965

28	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):

5.00%, 7/1/32	$590	$717,747

5.00%, 7/1/39	2,750	3,317,215

New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):

5.00%, 7/1/32	50	56,866

5.00%, 7/1/33	1,155	1,312,888

New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group):

5.00%, 7/1/31	2,355	2,870,015

5.00%, 7/1/33	4,300	5,231,036

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group):

3.00%, 7/1/32	1,100	1,172,006

3.125%, 7/1/33	835	892,782

4.00%, 7/1/48	3,000	3,326,790

New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group):

5.00%, 7/1/28	1,000	1,191,570

5.00%, 7/1/29	500	593,070

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/39	5,230	6,212,822

		$29,750,870

Housing — 1.5%

New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,685	$2,942,169

		$2,942,169

Industrial Development Revenue — 4.4%

New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$3,642,990

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,137,910

New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	1,850	1,987,973

		$8,768,873

Insured – Education — 0.3%

New Jersey Educational Facilities Authority, (William Paterson University):

(AGM), 4.00%, 7/1/36	$135	$165,069

(AGM), 5.00%, 7/1/24	160	180,923

(AGM), 5.00%, 7/1/26	130	157,093

(AGM), 5.00%, 7/1/28	60	76,248

		$579,333

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.6%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$3,258,761

		$3,258,761

Insured – Escrowed / Prerefunded — 0.2%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$466,830

		$466,830

Insured – General Obligations — 5.8%

Atlantic City, NJ:

(AGM), 4.00%, 3/1/42	$250	$282,942

(AGM), 5.00%, 3/1/37	1,500	1,810,875

Bayonne, NJ:

(AGM), 5.00%, 8/1/25	615	725,940

(AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	865	1,026,297

East Orange, NJ:

(AGM), 5.00%, 10/15/29	130	170,989

(AGM), 5.00%, 10/15/30	175	227,679

(AGM), 5.00%, 10/15/31	400	517,288

Irvington Township, NJ, (AGM), 0.00%, 7/15/23	3,775	3,728,077

Lakewood Township, NJ:

(BAM), 4.00%, 11/1/26	250	292,347

(BAM), 4.00%, 11/1/27	120	142,895

Newark Board of Education, NJ, Sustainability Bonds, (BAM), 4.00%, 7/15/37	430	527,115

Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,381,617

Trenton, NJ, (BAM), 5.00%, 12/1/26	500	599,650

		$11,433,711

Insured – Housing — 0.5%

Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):

(AGM), 5.00%, 7/1/30	$100	$133,393

(AGM), 5.00%, 7/1/31	100	136,006

(AGM), 5.00%, 7/1/32	100	134,983

(AGM), 5.00%, 7/1/33	150	201,751

(AGM), 5.00%, 7/1/34	100	134,032

(AGM), 5.00%, 7/1/35	135	180,602

		$920,767

Insured – Special Tax Revenue — 8.0%

Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$5,844,060

29	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)

New Jersey Economic Development Authority, (Motor Vehicle Surcharges):

(AGC), 0.00%, 7/1/26	$6,500	$6,214,130

(AGC), 0.00%, 7/1/27	1,900	1,786,247

(NPFG), 5.25%, 7/1/26	1,620	1,987,513

		$15,831,950

Insured – Transportation — 1.5%

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,255,309

South Jersey Transportation Authority, NJ, (AGM), 5.00%, 11/1/33	500	647,070

		$2,902,379

Lease Revenue / Certificates of Participation — 1.5%

Burlington County Bridge Commission, NJ:

4.00%, 4/1/32	$635	$798,824

4.00%, 4/1/34	500	626,105

4.00%, 4/1/35	350	436,530

New Jersey Economic Development Authority, (School Facilities Construction), 4.00%, 6/15/36	900	1,088,451

		$2,949,910

Other Revenue — 3.8%

Bergen County Improvement Authority, NJ:

4.00%, 2/15/32(1)	$475	$599,407

5.00%, 2/15/31(1)	200	274,644

Mercer County Improvement Authority, NJ:

4.00%, 4/1/32	1,500	1,815,285

5.00%, 4/1/34	1,000	1,292,240

Monmouth County Improvement Authority, NJ:

5.00%, 3/1/28	625	804,687

5.00%, 3/1/29	500	659,755

5.00%, 3/1/30	570	769,358

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,245,710

		$7,461,086

Senior Living / Life Care — 2.0%

New Jersey Economic Development Authority, (United Methodist Homes of New Jersey):

5.00%, 7/1/29	$1,250	$1,361,063

5.00%, 7/1/34	2,450	2,579,531

		$3,940,594

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.1%

American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$100	$125,874

		$125,874

Student Loan — 2.2%

New Jersey Higher Education Student Assistance Authority:

(AMT), 1.085%, (3 mo. USD LIBOR + 0.95%), 6/1/36(3)	$2,165	$2,169,460

(AMT), 3.25%, 12/1/29	1,195	1,251,786

(AMT), 4.00%, 12/1/34	910	991,964

		$4,413,210

Transportation — 19.2%

Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$1,167,500

Delaware River Port Authority of Pennsylvania and New Jersey:

5.00%, 1/1/28	2,000	2,234,700

5.00%, 1/1/33	1,000	1,287,510

5.00%, 1/1/35	2,270	2,898,972

5.00%, 1/1/36	1,250	1,591,437

New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,777,740

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	307,934

New Jersey Economic Development Authority, (Transit Transportation Project):

4.00%, 11/1/38	375	442,594

4.00%, 11/1/39	375	441,667

4.00%, 6/15/40	1,500	1,797,975

New Jersey Transportation Trust Fund Authority, (Transportation Program):

3.00%, 6/15/50	95	100,594

5.00%, 6/15/35(1)	1,000	1,279,800

5.00%, 6/15/38	3,220	4,036,077

New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/34	1,000	1,217,310

New Jersey Turnpike Authority:

4.00%, 1/1/48	580	678,252

4.00%, 1/1/51	2,495	2,985,742

5.00%, 1/1/31	375	447,007

5.00%, 1/1/45	2,780	3,192,357

Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,691,175

Port Authority of New York and New Jersey:

(AMT), 5.00%, 10/15/34	2,305	2,708,052

(AMT), 5.00%, 10/15/35	2,530	3,061,705

(AMT), 5.00%, 11/15/36	1,160	1,398,264

30	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

South Jersey Transportation Authority, NJ, 5.00%, 11/1/31	$1,000	$1,127,660

		$37,872,024

Total Tax-Exempt Municipal Obligations — 94.8% (identified cost $173,364,130)		$187,345,664

Taxable Municipal Obligations — 3.8%
Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.2%

Atlantic City, NJ, 7.50%, 3/1/40	$445	$628,687

Monroe Township Board of Education, NJ:

2.729%, 8/1/33	700	742,903

2.849%, 8/1/35	1,000	1,063,300

		$2,434,890

Transportation — 2.6%

New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$4,250	$5,181,898

		$5,181,898

Total Taxable Municipal Obligations — 3.8% (identified cost $6,723,473)		$7,616,788

Total Investments — 98.6% (identified cost $180,087,603)		$194,962,452

Other Assets, Less Liabilities — 1.4%		$2,693,189

Net Assets — 100.0%		$197,655,641

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 18.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 9.6% of total investments.

(1)	When-issued/delayed delivery security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $125,874 or 0.1% of the Fund’s net assets.

(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(4)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

Currency Abbreviations:

USD	–	United States Dollar

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2021

Portfolio of Investments

Tax-Exempt Municipal Obligations — 101.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.6%

Delaware Valley Regional Finance Authority, PA:

2.00%, 10/1/29	$55	$58,662

5.75%, 7/1/32	4,500	6,594,795

		$6,653,457

Cogeneration — 0.2%

Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$1,323	$330,859

		$330,859

Education — 12.3%

Adams County General Authority, PA, (Gettysburg College), 4.00%, 8/15/45	$1,250	$1,466,137

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	1,665	2,098,366

Allegheny County Higher Education Building Authority, PA, (Duquesne University), 4.00%, 3/1/40	2,000	2,364,000

Cumberland County Municipal Authority, PA, (Dickinson College):

5.00%, 5/1/30	775	926,040

5.00%, 5/1/31	1,145	1,366,878

5.00%, 11/1/37	1,000	1,053,800

Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,470	1,793,150

Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/40	1,120	1,304,576

Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/36	300	350,127

Montgomery County Industrial Development Authority, PA, (Germantown Academy):

4.00%, 10/1/41	450	505,130

4.00%, 10/1/46	625	748,375

Northampton County General Purpose Authority, PA, (Lehigh University), 4.00%, 11/15/35	500	573,950

Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,537,720

Pennsylvania State University, 5.00%, 9/1/34	1,585	1,920,893

Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), Prerefunded to 4/1/22, 5.00%, 4/1/37	2,000	2,064,880

		$23,074,022

Escrowed / Prerefunded — 1.8%

Chartiers Valley School District, PA, Prerefunded to 4/15/25, 5.00%, 10/15/35	$1,000	$1,173,610

Hatboro-Horsham School District, PA, Prerefunded to 3/15/23, 5.00%, 9/15/27	1,100	1,187,791

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	$300	$327,408

Owen J. Roberts School District, PA, Prerefunded to 5/15/23, 5.00%, 5/15/28	535	581,893

		$3,270,702

General Obligations — 7.9%

Allegheny County, PA, 5.00%, 11/1/43	$1,000	$1,256,520

Boyertown Area School District, PA, 5.00%, 10/1/38	1,000	1,116,460

Chester County, PA:

4.00%, 7/15/37	500	600,955

4.00%, 7/15/38	500	599,765

Cumberland Valley School District, PA, 4.00%, 11/15/38	750	884,393

Lower Moreland Township School District, PA:

3.00%, 11/1/36	385	430,415

5.00%, 11/1/29	235	311,786

Lower Paxton Township, PA:

4.00%, 4/1/43	300	354,969

4.00%, 4/1/45	310	365,955

Penn-Delco School District, PA, 4.00%, 6/1/45	1,500	1,703,355

Pennsylvania, 4.00%, 5/1/34	1,000	1,250,820

Pequea Valley School District, PA:

4.00%, 5/15/27	125	149,645

4.00%, 5/15/46	825	984,736

Phoenixville Area School District, PA:

4.00%, 11/15/29	360	433,480

4.00%, 11/15/30	500	598,915

Pittsburgh, PA, 4.00%, 9/1/35	550	659,214

Seneca Valley School District, PA, 5.00%, 4/1/31	750	953,295

Swatara Township, PA, 4.00%, 10/1/45	1,250	1,456,137

Upper Dublin School District, PA, 4.00%, 11/15/29	200	248,544

West Shore School District, PA, 4.00%, 11/15/33	430	519,788

		$14,879,147

Hospital — 19.6%

Allegheny County Hospital Development Authority, PA, (UPMC Health System):

4.00%, 7/15/38	$500	$596,115

4.00%, 7/15/39	2,000	2,379,240

5.00%, 7/15/33	1,000	1,295,770

Berks County Industrial Development Authority, PA, (Tower Health):

4.00%, 11/1/38	210	217,230

4.00%, 11/1/47	1,100	1,123,771

5.00%, 11/1/26	250	284,163

5.00%, 11/1/34	150	168,932

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Berks County Municipal Authority, PA, (Tower Health):

5.00% to 2/1/25 (Put Date), 2/1/40	$1,000	$1,075,870

5.00% to 2/1/27 (Put Date), 2/1/40	500	555,395

Bucks County Industrial Development Authority, PA, (Grand View Hospital):

5.00%, 7/1/27	475	573,263

5.00%, 7/1/35	500	642,150

Bucks County Industrial Development Authority, PA, (St. Luke’s University Health Network), 4.00%, 8/15/38	1,500	1,750,185

Centre County Hospital Authority, PA, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	599,036

Chester County Health and Education Facilities Authority, PA, (Main Line Health System):

5.00%, 10/1/31	1,350	1,684,840

5.00%, 10/1/35	2,000	2,476,120

Geisinger Authority, PA, (Geisinger Health System):

4.00%, 4/1/39	1,500	1,800,180

4.00%, 4/1/50	1,500	1,762,605

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,429,668

Lancaster County Hospital Authority, PA, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	787,449

Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network):

4.00%, 7/1/33	2,700	2,787,750

4.00%, 7/1/35	1,000	1,135,820

4.00%, 7/1/49	1,500	1,752,585

Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group):

4.00%, 9/1/34	1,000	1,192,890

5.00%, 9/1/33	1,000	1,282,040

5.00%, 9/1/37	1,000	1,253,040

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):

4.00%, 8/15/42	150	172,428

5.00%, 8/15/27(2)	700	838,229

5.00%, 8/15/37	2,600	3,227,614

Philadelphia Authority for Industrial Development, PA, (Children’s Hospital of Philadelphia), 5.00%, 7/1/26	500	611,525

Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/36	1,000	1,288,690

		$36,744,593

Housing — 1.2%

Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$848,355

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Pennsylvania Housing Finance Agency, SFMR, 2.35%, 10/1/40	$1,405	$1,456,915

		$2,305,270

Industrial Development Revenue — 0.8%

Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), 2.15%, 11/1/21	$1,500	$1,507,380

		$1,507,380

Insured – Electric Utilities — 1.3%

Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	$1,000	$1,193,180

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,130	1,219,338

		$2,412,518

Insured – Escrowed / Prerefunded — 4.6%

Cambria County, PA, (BAM), Prerefunded to 8/1/24, 5.00%, 8/1/30	$2,270	$2,595,132

Erie School District, PA, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,619,055

McKeesport Area School District, PA:

(AGM), Prerefunded to 9/1/23, 5.00%, 3/1/38	60	66,047

(AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	2,270,399

		$8,550,633

Insured – General Obligations — 15.6%

Allentown City School District, PA:

(BAM), 5.00%, 6/1/31	$500	$597,705

(BAM), 5.00%, 6/1/32	1,000	1,193,310

(BAM), 5.00%, 6/1/33	1,000	1,191,230

Armstrong School District, PA, (BAM), 4.00%, 3/15/38	500	597,070

Bethlehem Area School District, PA, (BAM), 5.00%, 8/1/32	1,500	1,766,670

Blue Mountain School District, PA, (AGM), 4.00%, 8/1/36	300	362,958

Cambria County, PA:

(AGM), 4.00%, 8/1/35	700	807,373

(BAM), 5.00%, 8/1/30	1,050	1,192,684

Coatesville Area School District, PA, (AGM), 5.00%, 8/1/25	300	353,856

Elizabeth Forward School District, PA:

(NPFG), 0.00%, 9/1/21	2,170	2,168,481

(NPFG), 0.00%, 9/1/22	2,170	2,147,280

(NPFG), 0.00%, 9/1/23	2,170	2,122,000

Erie School District, PA, (AGM), 4.00%, 4/1/33	1,000	1,191,370

Hopewell School District, PA:

(AGM), 0.00%, 9/1/22	1,000	993,680

(AGM), 0.00%, 9/1/26	1,000	943,620

Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,249,395

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Lancaster School District, PA:

(AGM), 4.00%, 6/1/35	$900	$1,080,045

(AGM), 4.00%, 6/1/36	60	71,820

Luzerne County, PA, (AGM), 5.00%, 11/15/29	1,000	1,187,150

McKeesport Area School District, PA, (AMBAC), 0.00%, 10/1/25	1,100	1,041,513

Montour School District, PA:

(AGM), 5.00%, 4/1/32	1,000	1,170,320

(AGM), 5.00%, 4/1/33	1,960	2,290,319

Philadelphia School District, PA, (AGM), 5.00%, 9/1/34	1,000	1,297,080

Upper Darby School District, PA:

(AGM), 4.00%, 4/1/40	500	591,280

(BAM), 4.00%, 4/1/41(2)	215	257,923

(BAM), 4.00%, 4/1/42(2)	325	388,940

(BAM), 4.00%, 4/1/43(2)	250	298,667

(BAM), 4.00%, 4/1/46(2)	600	713,346

		$29,267,085

Insured – Hospital — 1.2%

Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,334,520

		$2,334,520

Insured – Lease Revenue / Certificates of Participation — 6.6%

State Public School Building Authority, PA, (Philadelphia School District):

(AGM), 5.50%, 6/1/28(3)	$6,250	$8,076,062

(AGM), 5.50%, 6/1/28	3,250	4,199,553

		$12,275,615

Insured – Transportation — 1.6%

Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,673,060

Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%, 7/1/46	340	406,977

		$3,080,037

Insured – Water and Sewer — 3.0%

Allegheny County Sanitary Authority, PA, (BAM), 5.00%, 12/1/28	$1,000	$1,110,230

Greater Johnstown Water Authority, PA, Sewer Revenue, (AGM), 4.00%, 8/15/38	1,740	2,067,276

Pittsburgh Water and Sewer Authority, PA, (AGM), 4.00%, 9/1/34	2,000	2,431,640

		$5,609,146

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 2.0%

Bucks County Community College Authority, PA, 5.00%, 6/15/38	$605	$757,768

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	2,405	2,982,585

		$3,740,353

Other Revenue — 0.6%

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), Series 2018, 5.00%, 5/1/42(4)	$1,000	$1,198,830

		$1,198,830

Senior Living / Life Care — 4.9%

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):

5.00%, 1/1/31	$500	$631,505

5.00%, 1/1/39	2,000	2,479,720

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):

5.00%, 12/1/29	815	924,723

5.00%, 12/1/33	455	505,828

Lancaster County Hospital Authority, PA, (Brethren Village), 5.125%, 7/1/37	1,265	1,465,212

Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):

4.00%, 11/15/43	200	233,612

5.00%, 11/15/45	1,000	1,223,490

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	1,100,300

West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 4.00%, 11/15/46	525	611,404

		$9,175,794

Special Tax Revenue — 0.5%

American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$100	$125,874

Puerto Rico Sales Tax Financing Corp.:

0.00%, 7/1/24	16	15,425

0.00%, 7/1/27	34	31,217

0.00%, 7/1/29	34	29,738

0.00%, 7/1/31	43	34,786

0.00%, 7/1/33	49	36,849

0.00%, 7/1/46	463	155,776

0.00%, 7/1/51	377	91,769

4.329%, 7/1/40	183	208,428

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp.: (continued)

4.50%, 7/1/34	$36	$39,973

4.536%, 7/1/53	5	5,682

4.784%, 7/1/58	73	84,302

		$859,819

Student Loan — 0.7%

Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/28	$1,075	$1,336,934

		$1,336,934

Transportation — 9.1%

Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:

5.00%, 7/1/32	$1,500	$1,857,315

5.00%, 7/1/42	1,500	1,827,525

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/38	2,470	3,131,046

Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,058,412

Pennsylvania Turnpike Commission:

4.00%, 12/1/45	250	296,860

5.00%, 12/1/29	1,000	1,321,570

5.00%, 12/1/37	1,500	1,944,540

5.00%, 12/1/45	1,000	1,303,870

Philadelphia, PA, Airport Revenue:

(AMT), 5.00%, 7/1/33	1,250	1,533,712

(AMT), 5.00%, 7/1/37	1,000	1,217,940

(AMT), 5.00%, 7/1/51	400	512,928

		$17,005,718

Water and Sewer — 2.1%

Chester Water Authority, PA, 5.00%, 12/1/35	$795	$914,861

Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	750	825,098

Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,000	2,191,800

		$3,931,759

Total Tax-Exempt Municipal Obligations — 101.2% (identified cost $173,690,457)		$189,544,191

Taxable Municipal Obligations — 0.9%
Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.1%

Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$491	$122,651

		$122,651

Insured – General Obligations — 0.8%

Valley View School District, PA:

(BAM), 2.40%, 5/15/27	$370	$374,551

(BAM), 2.65%, 5/15/29	800	814,288

(BAM), 2.875%, 5/15/31	250	254,390

		$1,443,229

Total Taxable Municipal Obligations — 0.9% (identified cost $1,910,610)		$1,565,880

Total Investments — 102.1% (identified cost $175,601,067)		$191,110,071

Other Assets, Less Liabilities — (2.1)%		$(3,844,747)

Net Assets — 100.0%		$187,265,324

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 34.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 17.5% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued/delayed delivery security.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $1,324,704 or 0.7% of the Fund’s net assets.

35	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2021

Portfolio of Investments — continued

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Statements of Assets and Liabilities

	July 31, 2021
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

Investments —

Identified cost	$74,274,099	$75,701,915	$170,615,120

Unrealized appreciation	6,243,750	6,237,094	12,114,775

Investments, at value	$80,517,849	$81,939,009	$182,729,895

Cash	$3,824,610	$1,961,196	$11,169,166

Interest receivable	429,919	631,620	2,283,454

Receivable for investments sold	—	131,075	5,009

Receivable for Fund shares sold	8,733	205,721	1,321,635

Total assets	$84,781,111	$84,868,621	$197,509,159

Liabilities

Payable for when-issued/delayed delivery securities	$3,081,920	$1,520,575	$—

Payable for Fund shares redeemed	46,754	46,828	643,400

Distributions payable	14,362	27,339	75,957

Payable to affiliates:

Investment adviser fee	19,399	20,163	54,186

Distribution and service fees	10,076	11,970	14,306

Accrued expenses	69,754	82,998	94,235

Total liabilities	$3,242,265	$1,709,873	$882,084

Net Assets	$81,538,846	$83,158,748	$196,627,075

Sources of Net Assets

Paid-in capital	$75,587,465	$77,789,809	$185,214,913

Distributable earnings	5,951,381	5,368,939	11,412,162

Net Assets	$81,538,846	$83,158,748	$196,627,075

Class A Shares

Net Assets	$41,642,951	$52,924,237	$62,712,091

Shares Outstanding	4,192,719	5,085,421	6,362,389

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.93	$10.41	$9.86

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.43	$10.93	$10.35

Class C Shares

Net Assets	$3,683,756	$3,814,894	$4,477,852

Shares Outstanding	333,694	367,949	422,357

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.04	$10.37	$10.60

Class I Shares

Net Assets	$36,212,139	$26,419,617	$129,437,132

Shares Outstanding	3,646,224	2,538,146	13,131,907

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.93	$10.41	$9.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Statements of Assets and Liabilities — continued

	July 31, 2021
Assets	New Jersey Fund	Pennsylvania Fund

Investments —

Identified cost	$180,087,603	$175,601,067

Unrealized appreciation	14,874,849	15,509,004

Investments, at value	$194,962,452	$191,110,071

Cash	$3,828,884	$2,469,218

Interest receivable	1,247,459	1,611,266

Receivable for investments sold	—	2,949,405

Receivable for Fund shares sold	128,676	111,289

Total assets	$200,167,471	$198,251,249

Liabilities

Payable for floating rate notes issued	$—	$4,999,988

Payable for when-issued/delayed delivery securities	2,098,045	5,340,523

Payable for Fund shares redeemed	169,504	362,252

Distributions payable	51,710	82,181

Payable to affiliates:

Investment adviser fee	56,153	55,718

Distribution and service fees	26,192	25,947

Interest expense and fees payable	—	5,781

Accrued expenses	110,226	113,535

Total liabilities	$2,511,830	$10,985,925

Net Assets	$197,655,641	$187,265,324

Sources of Net Assets

Paid-in capital	$182,254,866	$183,547,754

Distributable earnings	15,400,775	3,717,570

Net Assets	$197,655,641	$187,265,324

Class A Shares

Net Assets	$107,117,439	$112,747,808

Shares Outstanding	10,912,752	12,768,718

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.82	$8.83

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.31	$9.27

Class C Shares

Net Assets	$9,904,221	$7,780,883

Shares Outstanding	967,790	850,954

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$10.23	$9.14

Class I Shares

Net Assets	$80,633,981	$66,736,633

Shares Outstanding	8,202,274	7,529,562

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.83	$8.86

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Statements of Operations

	Year Ended July 31, 2021
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund

Interest	$2,012,254	$2,455,617	$4,524,573

Total investment income	$2,012,254	$2,455,617	$4,524,573

Expenses

Investment adviser fee	$203,476	$239,103	$631,006

Distribution and service fees

Class A	79,976	106,503	124,182

Class C	37,912	41,728	50,788

Trustees’ fees and expenses	4,247	4,429	9,639

Custodian fee	26,512	26,946	48,232

Transfer and dividend disbursing agent fees	17,307	27,869	54,850

Legal and accounting services	45,291	57,736	46,953

Printing and postage	7,764	9,131	12,254

Registration fees	12,330	5,264	9,858

Miscellaneous	26,483	25,164	40,774

Total expenses	$461,298	$543,873	$1,028,536

Net investment income	$1,550,956	$1,911,744	$3,496,037

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$22,696	$282,550	$141,836

Net realized gain	$22,696	$282,550	$141,836

Change in unrealized appreciation (depreciation) —

Investments	$266,614	$169,069	$173,987

Net change in unrealized appreciation (depreciation)	$266,614	$169,069	$173,987

Net realized and unrealized gain	$289,310	$451,619	$315,823

Net increase in net assets from operations	$1,840,266	$2,363,363	$3,811,860

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Statements of Operations — continued

	Year Ended July 31, 2021
Investment Income	New Jersey Fund	Pennsylvania Fund

Interest	$5,204,035	$6,242,986

Total investment income	$5,204,035	$6,242,986

Expenses

Investment adviser fee	$644,766	$689,287

Distribution and service fees

Class A	207,582	233,985

Class C	98,101	97,111

Trustees’ fees and expenses	9,707	9,698

Custodian fee	48,383	48,694

Transfer and dividend disbursing agent fees	62,595	68,955

Legal and accounting services	63,293	67,098

Printing and postage	15,009	15,940

Registration fees	6,705	5,189

Interest expense and fees	—	38,911

Miscellaneous	34,636	40,628

Total expenses	$1,190,777	$1,315,496

Net investment income	$4,013,258	$4,927,490

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$2,451,476	$678,006

Net realized gain	$2,451,476	$678,006

Change in unrealized appreciation (depreciation) —

Investments	$1,399,455	$1,315,093

Net change in unrealized appreciation (depreciation)	$1,399,455	$1,315,093

Net realized and unrealized gain	$3,850,931	$1,993,099

Net increase in net assets from operations	$7,864,189	$6,920,589

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Statements of Changes in Net Assets

	Year Ended July 31, 2021
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$1,550,956	$1,911,744	$3,496,037

Net realized gain	22,696	282,550	141,836

Net change in unrealized appreciation (depreciation)	266,614	169,069	173,987

Net increase in net assets from operations	$1,840,266	$2,363,363	$3,811,860

Distributions to shareholders —

Class A	$(879,219)	$(1,243,775)	$(1,081,431)

Class C	(59,638)	(69,809)	(52,958)

Class I	(692,485)	(596,272)	(2,373,833)

Total distributions to shareholders	$(1,631,342)	$(1,909,856)	$(3,508,222)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$11,411,894	$3,617,364	$7,724,184

Class C	519,235	714,223	822,432

Class I	18,584,174	7,753,480	41,170,916

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	814,206	1,015,992	990,725

Class C	54,365	52,613	50,445

Class I	571,972	487,953	1,438,070

Cost of shares redeemed

Class A	(10,298,807)	(5,062,103)	(7,665,346)

Class C	(584,058)	(1,602,974)	(1,824,310)

Class I	(5,698,257)	(3,510,459)	(35,444,801)

Net asset value of shares converted

Class A	800,381	562,799	1,183,895

Class C	(800,381)	(562,799)	(1,183,895)

Net increase in net assets from Fund share transactions	$15,374,724	$3,466,089	$7,262,315

Net increase in net assets	$15,583,648	$3,919,596	$7,565,953

Net Assets

At beginning of year	$65,955,198	$79,239,152	$189,061,122

At end of year	$81,538,846	$83,158,748	$196,627,075

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2021
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$4,013,258	$4,927,490

Net realized gain	2,451,476	678,006

Net change in unrealized appreciation (depreciation)	1,399,455	1,315,093

Net increase in net assets from operations	$7,864,189	$6,920,589

Distributions to shareholders —

Class A	$(2,549,686)	$(2,938,598)

Class C	(185,151)	(180,430)

Class I	(1,904,410)	(1,808,942)

Total distributions to shareholders	$(4,639,247)	$(4,927,970)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$10,858,658	$14,631,614

Class C	2,665,581	2,375,338

Class I	23,563,893	15,212,858

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,068,163	2,585,153

Class C	166,580	173,450

Class I	1,674,188	1,082,020

Cost of shares redeemed

Class A	(9,995,809)	(23,679,708)

Class C	(1,870,921)	(3,989,259)

Class I	(12,367,164)	(14,958,627)

Net asset value of shares converted

Class A	2,016,853	2,688,507

Class C	(2,016,853)	(2,688,507)

Net increase (decrease) in net assets from Fund share transactions	$16,763,169	$(6,567,161)

Net increase (decrease) in net assets	$19,988,111	$(4,574,542)

Net Assets

At beginning of year	$177,667,530	$191,839,866

At end of year	$197,655,641	$187,265,324

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2020
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund

From operations —

Net investment income	$1,529,200	$2,056,242	$3,578,292

Net realized loss	(250,179)	(160,420)	(233,269)

Net change in unrealized appreciation (depreciation)	1,463,596	1,012,384	4,157,426

Net increase in net assets from operations	$2,742,617	$2,908,206	$7,502,449

Distributions to shareholders —

Class A	$(977,929)	$(1,422,574)	$(1,159,653)

Class C	(80,631)	(117,076)	(76,219)

Class I	(615,498)	(640,861)	(2,396,498)

Total distributions to shareholders	$(1,674,058)	$(2,180,511)	$(3,632,370)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,679,489	$4,168,210	$7,424,971

Class C	890,501	3,428,981	1,871,942

Class I	9,005,843	7,296,142	61,762,354

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	878,308	1,163,854	1,059,723

Class C	72,136	83,172	72,137

Class I	504,262	551,758	1,335,288

Cost of shares redeemed

Class A	(5,425,121)	(6,273,154)	(8,269,156)

Class C	(479,913)	(2,561,998)	(1,146,056)

Class I	(6,833,118)	(7,483,677)	(32,168,716)

Net asset value of shares converted

Class A	341,308	578,889	928,174

Class C	(341,308)	(578,889)	(928,174)

Net increase in net assets from Fund share transactions	$6,292,387	$373,288	$31,942,487

Net increase in net assets	$7,360,946	$1,100,983	$35,812,566

Net Assets

At beginning of year	$58,594,252	$78,138,169	$153,248,556

At end of year	$65,955,198	$79,239,152	$189,061,122

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2020
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund

From operations —

Net investment income	$4,385,880	$5,878,532

Net realized gain	2,225,869	267,084

Net change in unrealized appreciation (depreciation)	1,107,614	1,687,135

Net increase in net assets from operations	$7,719,363	$7,832,751

Distributions to shareholders —

Class A	$(2,820,650)	$(3,643,461)

Class C	(249,774)	(297,475)

Class I	(1,721,744)	(2,005,858)

Total distributions to shareholders	$(4,792,168)	$(5,946,794)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,927,822	$7,615,079

Class C	2,885,135	3,303,877

Class I	25,482,707	18,225,918

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,287,052	3,228,660

Class C	206,889	263,395

Class I	1,505,557	1,058,411

Cost of shares redeemed

Class A	(15,252,973)	(17,432,539)

Class C	(3,183,068)	(3,541,938)

Class I	(12,625,477)	(8,720,269)

Net asset value of shares converted

Class A	1,474,689	1,410,255

Class C	(1,474,689)	(1,410,255)

Net increase in net assets from Fund share transactions	$10,233,644	$4,000,594

Net increase in net assets	$13,160,839	$5,886,551

Net Assets

At beginning of year	$164,506,691	$185,953,315

At end of year	$177,667,530	$191,839,866

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights

	Arizona Fund — Class A

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.910	$9.750	$9.440	$9.580	$9.840

Income (Loss) From Operations

Net investment income(1)	$0.206	$0.238	$0.258	$0.276	$0.292

Net realized and unrealized gain (loss)	0.032	0.182	0.310	(0.132)	(0.262)

Total income from operations	$0.238	$0.420	$0.568	$0.144	$0.030

Less Distributions

From net investment income	$(0.218)	$(0.260)	$(0.258)	$(0.284)	$(0.290)

Total distributions	$(0.218)	$(0.260)	$(0.258)	$(0.284)	$(0.290)

Net asset value — End of year	$9.930	$9.910	$9.750	$9.440	$9.580

Total Return(2)	2.44%	4.38%	6.12%	1.53%	0.35%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$41,643	$38,854	$34,704	$33,704	$40,674

Ratios (as a percentage of average daily net assets):

Expenses	0.67%	0.68%	0.70%	0.71%	0.71%

Net investment income	2.08%	2.44%	2.73%	2.90%	3.05%

Portfolio Turnover	26%	16%	6%	8%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Arizona Fund — Class C

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$11.020	$10.840	$10.500	$10.650	$10.940

Income (Loss) From Operations

Net investment income(1)	$0.148	$0.183	$0.208	$0.227	$0.245

Net realized and unrealized gain (loss)	0.034	0.208	0.339	(0.140)	(0.293)

Total income (loss) from operations	$0.182	$0.391	$0.547	$0.087	$(0.048)

Less Distributions

From net investment income	$(0.162)	$(0.211)	$(0.207)	$(0.237)	$(0.242)

Total distributions	$(0.162)	$(0.211)	$(0.207)	$(0.237)	$(0.242)

Net asset value — End of year	$11.040	$11.020	$10.840	$10.500	$10.650

Total Return(2)	1.67%	3.65%	5.28%	0.83%	(0.41)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,684	$4,490	$4,279	$5,025	$6,025

Ratios (as a percentage of average daily net assets):

Expenses	1.42%	1.43%	1.45%	1.46%	1.46%

Net investment income	1.35%	1.69%	1.98%	2.15%	2.30%

Portfolio Turnover	26%	16%	6%	8%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Arizona Fund — Class I

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.910	$9.750	$9.440	$9.580	$9.830

Income (Loss) From Operations

Net investment income(1)	$0.223	$0.257	$0.276	$0.295	$0.310

Net realized and unrealized gain (loss)	0.034	0.184	0.310	(0.132)	(0.251)

Total income from operations	$0.257	$0.441	$0.586	$0.163	$0.059

Less Distributions

From net investment income	$(0.237)	$(0.281)	$(0.276)	$(0.303)	$(0.309)

Total distributions	$(0.237)	$(0.281)	$(0.276)	$(0.303)	$(0.309)

Net asset value — End of year	$9.930	$9.910	$9.750	$9.440	$9.580

Total Return(2)	2.64%	4.60%	6.33%	1.74%	0.65%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$36,212	$22,611	$19,612	$13,292	$16,990

Ratios (as a percentage of average daily net assets):

Expenses	0.47%	0.48%	0.49%	0.51%	0.51%

Net investment income	2.26%	2.64%	2.91%	3.10%	3.24%

Portfolio Turnover	26%	16%	6%	8%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Connecticut Fund — Class A

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.350	$10.230	$9.960	$10.200	$10.520

Income (Loss) From Operations

Net investment income(1)	$0.242	$0.265	$0.296	$0.324	$0.328

Net realized and unrealized gain (loss)	0.059	0.136	0.269	(0.243)	(0.323)

Total income from operations	$0.301	$0.401	$0.565	$0.081	$0.005

Less Distributions

From net investment income	$(0.241)	$(0.281)	$(0.295)	$(0.321)	$(0.325)

Total distributions	$(0.241)	$(0.281)	$(0.295)	$(0.321)	$(0.325)

Net asset value — End of year	$10.410	$10.350	$10.230	$9.960	$10.200

Total Return(2)	2.95%	3.99%	5.78%	0.82%	0.08%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$52,924	$52,501	$52,275	$54,900	$59,405

Ratios (as a percentage of average daily net assets):

Expenses	0.69%	0.72%	0.73%	0.73%	0.70%

Net investment income	2.34%	2.59%	2.97%	3.22%	3.20%

Portfolio Turnover	19%	26%	16%	10%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Connecticut Fund — Class C

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.310	$10.190	$9.920	$10.160	$10.490

Income (Loss) From Operations

Net investment income(1)	$0.164	$0.187	$0.220	$0.247	$0.250

Net realized and unrealized gain (loss)	0.059	0.136	0.269	(0.242)	(0.333)

Total income (loss) from operations	$0.223	$0.323	$0.489	$0.005	$(0.083)

Less Distributions

From net investment income	$(0.163)	$(0.203)	$(0.219)	$(0.245)	$(0.247)

Total distributions	$(0.163)	$(0.203)	$(0.219)	$(0.245)	$(0.247)

Net asset value — End of year	$10.370	$10.310	$10.190	$9.920	$10.160

Total Return(2)	2.19%	3.21%	5.01%	0.06%	(0.77)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,815	$5,194	$4,782	$4,588	$5,847

Ratios (as a percentage of average daily net assets):

Expenses	1.44%	1.47%	1.47%	1.48%	1.45%

Net investment income	1.59%	1.84%	2.21%	2.47%	2.45%

Portfolio Turnover	19%	26%	16%	10%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Connecticut Fund — Class I

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.350	$10.230	$9.960	$10.200	$10.520

Income (Loss) From Operations

Net investment income(1)	$0.262	$0.286	$0.316	$0.344	$0.348

Net realized and unrealized gain (loss)	0.060	0.136	0.269	(0.242)	(0.322)

Total income from operations	$0.322	$0.422	$0.585	$0.102	$0.026

Less Distributions

From net investment income	$(0.262)	$(0.302)	$(0.315)	$(0.342)	$(0.346)

Total distributions	$(0.262)	$(0.302)	$(0.315)	$(0.342)	$(0.346)

Net asset value — End of year	$10.410	$10.350	$10.230	$9.960	$10.200

Total Return(2)	3.16%	4.20%	6.00%	1.03%	0.28%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$26,420	$21,544	$21,081	$13,842	$16,216

Ratios (as a percentage of average daily net assets):

Expenses	0.49%	0.52%	0.53%	0.53%	0.50%

Net investment income	2.53%	2.80%	3.16%	3.42%	3.40%

Portfolio Turnover	19%	26%	16%	10%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Minnesota Fund — Class A

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.840	$9.610	$9.250	$9.480	$9.770

Income (Loss) From Operations

Net investment income(1)	$0.170	$0.187	$0.224	$0.241	$0.263

Net realized and unrealized gain (loss)	0.021	0.233	0.361	(0.227)	(0.289)

Total income (loss) from operations	$0.191	$0.420	$0.585	$0.014	$(0.026)

Less Distributions

From net investment income	$(0.171)	$(0.190)	$(0.225)	$(0.244)	$(0.264)

Total distributions	$(0.171)	$(0.190)	$(0.225)	$(0.244)	$(0.264)

Net asset value — End of year	$9.860	$9.840	$9.610	$9.250	$9.480

Total Return(2)	1.96%	4.42%	6.42%	0.15%	(0.22)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$62,712	$60,367	$57,812	$56,760	$62,310

Ratios (as a percentage of average daily net assets):

Expenses	0.65%	0.66%	0.70%	0.69%	0.70%

Net investment income	1.73%	1.93%	2.41%	2.57%	2.77%

Portfolio Turnover	9%	14%	21%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Minnesota Fund — Class C

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.580	$10.330	$9.950	$10.200	$10.500

Income (Loss) From Operations

Net investment income(1)	$0.104	$0.123	$0.168	$0.184	$0.206

Net realized and unrealized gain (loss)	0.020	0.253	0.379	(0.247)	(0.298)

Total income (loss) from operations	$0.124	$0.376	$0.547	$(0.063)	$(0.092)

Less Distributions

From net investment income	$(0.104)	$(0.126)	$(0.167)	$(0.187)	$(0.208)

Total distributions	$(0.104)	$(0.126)	$(0.167)	$(0.187)	$(0.208)

Net asset value — End of year	$10.600	$10.580	$10.330	$9.950	$10.200

Total Return(2)	1.19%	3.67%	5.56%	(0.62)%	(0.85)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,478	$6,616	$6,595	$9,484	$11,668

Ratios (as a percentage of average daily net assets):

Expenses	1.40%	1.41%	1.46%	1.44%	1.45%

Net investment income	0.99%	1.18%	1.68%	1.82%	2.02%

Portfolio Turnover	9%	14%	21%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Minnesota Fund — Class I

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.840	$9.610	$9.250	$9.480	$9.770

Income (Loss) From Operations

Net investment income(1)	$0.190	$0.205	$0.242	$0.260	$0.280

Net realized and unrealized gain (loss)	0.020	0.234	0.361	(0.227)	(0.287)

Total income (loss) from operations	$0.210	$0.439	$0.603	$0.033	$(0.007)

Less Distributions

From net investment income	$(0.190)	$(0.209)	$(0.243)	$(0.263)	$(0.283)

Total distributions	$(0.190)	$(0.209)	$(0.243)	$(0.263)	$(0.283)

Net asset value — End of year	$9.860	$9.840	$9.610	$9.250	$9.480

Total Return(2)	2.17%	4.63%	6.64%	0.36%	(0.02)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$129,437	$122,078	$88,841	$73,789	$75,120

Ratios (as a percentage of average daily net assets):

Expenses	0.45%	0.46%	0.50%	0.49%	0.50%

Net investment income	1.93%	2.13%	2.59%	2.77%	2.96%

Portfolio Turnover	9%	14%	21%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	New Jersey Fund — Class A

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.650	$9.480	$9.080	$9.230	$9.520

Income (Loss) From Operations

Net investment income(1)	$0.203	$0.244	$0.287	$0.317	$0.326

Net realized and unrealized gain (loss)	0.206	0.193	0.398	(0.146)	(0.293)

Total income from operations	$0.409	$0.437	$0.685	$0.171	$0.033

Less Distributions

From net investment income	$(0.239)	$(0.267)	$(0.285)	$(0.321)	$(0.323)

Total distributions	$(0.239)	$(0.267)	$(0.285)	$(0.321)	$(0.323)

Net asset value — End of year	$9.820	$9.650	$9.480	$9.080	$9.230

Total Return(2)	4.29%	4.68%	7.69%	1.89%	0.41%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$107,117	$100,417	$101,283	$98,224	$104,121

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.67%	0.69%	0.72%	0.73%	0.72%

Interest and fee expense(3)	—	—	—	—	0.01%

Total expenses	0.67%	0.69%	0.72%	0.73%	0.73%

Net investment income	2.09%	2.57%	3.14%	3.47%	3.53%

Portfolio Turnover	39%	37%	39%	13%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	New Jersey Fund — Class C

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$10.070	$9.890	$9.470	$9.630	$9.930

Income (Loss) From Operations

Net investment income(1)	$0.136	$0.180	$0.229	$0.259	$0.267

Net realized and unrealized gain (loss)	0.205	0.205	0.416	(0.155)	(0.302)

Total income (loss) from operations	$0.341	$0.385	$0.645	$0.104	$(0.035)

Less Distributions

From net investment income	$(0.181)	$(0.205)	$(0.225)	$(0.264)	$(0.265)

Total distributions	$(0.181)	$(0.205)	$(0.225)	$(0.264)	$(0.265)

Net asset value — End of year	$10.230	$10.070	$9.890	$9.470	$9.630

Total Return(2)	3.43%	3.94%	6.92%	1.10%	(0.32)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$9,904	$10,804	$12,202	$17,481	$21,115

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.42%	1.44%	1.47%	1.48%	1.47%

Interest and fee expense(3)	—	—	—	—	0.01%

Total expenses	1.42%	1.44%	1.47%	1.48%	1.48%

Net investment income	1.35%	1.81%	2.41%	2.72%	2.78%

Portfolio Turnover	39%	37%	39%	13%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	New Jersey Fund — Class I

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.660	$9.480	$9.080	$9.230	$9.520

Income (Loss) From Operations

Net investment income(1)	$0.222	$0.262	$0.303	$0.335	$0.345

Net realized and unrealized gain (loss)	0.198	0.202	0.400	(0.146)	(0.293)

Total income from operations	$0.420	$0.464	$0.703	$0.189	$0.052

Less Distributions

From net investment income	$(0.250)	$(0.284)	$(0.303)	$(0.339)	$(0.342)

Total distributions	$(0.250)	$(0.284)	$(0.303)	$(0.339)	$(0.342)

Net asset value — End of year	$9.830	$9.660	$9.480	$9.080	$9.230

Total Return(2)	4.41%	4.97%	7.91%	2.09%	0.61%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$80,634	$66,447	$51,021	$32,285	$31,778

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.47%	0.49%	0.52%	0.53%	0.52%

Interest and fee expense(3)	—	—	—	—	0.01%

Total expenses	0.47%	0.49%	0.52%	0.53%	0.53%

Net investment income	2.29%	2.76%	3.30%	3.66%	3.74%

Portfolio Turnover	39%	37%	39%	13%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Pennsylvania Fund — Class A

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$8.740	$8.650	$8.500	$8.730	$9.110

Income (Loss) From Operations

Net investment income(1)	$0.219	$0.269	$0.310	$0.334	$0.323

Net realized and unrealized gain (loss)	0.090	0.093	0.153	(0.236)	(0.379)

Total income (loss) from operations	$0.309	$0.362	$0.463	$0.098	$(0.056)

Less Distributions

From net investment income	$(0.219)	$(0.272)	$(0.313)	$(0.328)	$(0.324)

Total distributions	$(0.219)	$(0.272)	$(0.313)	$(0.328)	$(0.324)

Net asset value — End of year	$8.830	$8.740	$8.650	$8.500	$8.730

Total Return(2)	3.59%	4.26%	5.58%	1.16%	(0.58)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$112,748	$115,340	$119,324	$112,508	$125,579

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.69%	0.71%	0.75%	0.75%	0.73%

Interest and fee expense(3)	0.02%	0.05%	0.07%	0.05%	0.04%

Total expenses	0.71%	0.76%	0.82%	0.80%	0.77%

Net investment income	2.51%	3.11%	3.65%	3.89%	3.67%

Portfolio Turnover	34%	20%	18%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Pennsylvania Fund — Class C

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$9.050	$8.960	$8.800	$9.040	$9.430

Income (Loss) From Operations

Net investment income(1)	$0.160	$0.211	$0.257	$0.279	$0.266

Net realized and unrealized gain (loss)	0.089	0.093	0.161	(0.246)	(0.389)

Total income (loss) from operations	$0.249	$0.304	$0.418	$0.033	$(0.123)

Less Distributions

From net investment income	$(0.159)	$(0.214)	$(0.258)	$(0.273)	$(0.267)

Total distributions	$(0.159)	$(0.214)	$(0.258)	$(0.273)	$(0.267)

Net asset value — End of year	$9.140	$9.050	$8.960	$8.800	$9.040

Total Return(2)	2.78%	3.45%	4.84%	0.39%	(1.28)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$7,781	$11,815	$13,088	$22,991	$29,651

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.44%	1.46%	1.50%	1.50%	1.48%

Interest and fee expense(3)	0.02%	0.05%	0.07%	0.05%	0.04%

Total expenses	1.46%	1.51%	1.57%	1.55%	1.52%

Net investment income	1.77%	2.36%	2.93%	3.13%	2.92%

Portfolio Turnover	34%	20%	18%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Financial Highlights — continued

	Pennsylvania Fund — Class I

	Year Ended July 31,
	2021	2020	2019	2018	2017

Net asset value — Beginning of year	$8.770	$8.690	$8.530	$8.760	$9.140

Income (Loss) From Operations

Net investment income(1)	$0.237	$0.287	$0.328	$0.352	$0.342

Net realized and unrealized gain (loss)	0.090	0.083	0.163	(0.235)	(0.380)

Total income (loss) from operations	$0.327	$0.370	$0.491	$0.117	$(0.038)

Less Distributions

From net investment income	$(0.237)	$(0.290)	$(0.331)	$(0.347)	$(0.342)

Total distributions	$(0.237)	$(0.290)	$(0.331)	$(0.347)	$(0.342)

Net asset value — End of year	$8.860	$8.770	$8.690	$8.530	$8.760

Total Return(2)	3.80%	4.34%	5.90%	1.37%	(0.36)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$66,737	$64,685	$53,541	$46,396	$51,055

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.49%	0.51%	0.54%	0.55%	0.53%

Interest and fee expense(3)	0.02%	0.05%	0.07%	0.05%	0.04%

Total expenses	0.51%	0.56%	0.61%	0.60%	0.57%

Net investment income	2.71%	3.31%	3.84%	4.09%	3.88%

Portfolio Turnover	34%	20%	18%	9%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2021, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

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F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at July 31, 2021. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2021, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Pennsylvania Fund

Floating Rate Notes Outstanding	$4,999,988

Interest Rate or Range of Interest Rates (%)	0.08

Collateral for Floating Rate Notes Outstanding	$8,076,062

For the year ended July 31, 2021, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,000,000

Average Interest Rate	0.78%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2021.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

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The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2021 and July 31, 2020 was as follows:

	Year Ended July 31, 2021
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Tax-exempt income	$1,624,967	$1,906,870	$3,508,222	$4,363,342	$4,896,243

Ordinary income	$6,375	$2,986	$—	$275,905	$31,727

	Year Ended July 31, 2020
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Tax-exempt income	$1,674,058	$2,116,681	$3,632,370	$4,576,110	$5,932,134

Ordinary income	$—	$63,830	$—	$216,058	$14,660

During the year ended July 31, 2021, the following amounts were reclassified due to the tax treatment of distributions in excess of net tax-exempt income.

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Change in:

Paid-in capital	$—	$(3,657)	$—	$—	$—

Distributable earnings	$—	$3,657	$—	$—	$—

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

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As of July 31, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Undistributed tax-exempt income	$14,361	$—	$75,959	$208,435	$82,180

Undistributed long-term capital gains	—	—	—	155,812	—

Deferred capital losses	(343,306)	(844,251)	(771,309)	—	(11,962,160)

Net unrealized appreciation	6,294,688	6,240,529	12,183,469	15,088,238	15,679,731

Distributions payable	(14,362)	(27,339)	(75,957)	(51,710)	(82,181)

Distributable earnings	$5,951,381	$5,368,939	$11,412,162	$15,400,775	$3,717,570

At July 31, 2021, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Deferred capital losses:

Short-term	$169,657	$844,251	$453,923	$—	$5,275,266

Long-term	$173,649	$—	$317,386	$—	$6,686,894

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2021, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$74,223,161	$75,698,480	$170,546,426	$179,874,214	$170,430,352

Gross unrealized appreciation	$6,294,796	$6,240,617	$12,194,464	$15,107,599	$16,916,982

Gross unrealized depreciation	(108)	(88)	(10,995)	(19,361)	(1,237,251)

Net unrealized appreciation	$6,294,688	$6,240,529	$12,183,469	$15,088,238	$15,679,731

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to each Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, each Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to each Fund’s New Agreement (and each Fund’s investment advisory agreement with BMR in effect prior

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to March 1, 2021), the investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.100%	1.00%

$20 million but less than $40 million	0.200	2.00

$40 million but less than $500 million	0.300	3.00

$500 million but less than $1 billion	0.275	2.75

$1 billion but less than $1.5 billion	0.250	2.50

$1.5 billion but less than $2 billion	0.225	2.25

$2 billion but less than $3 billion	0.200	2.00

$3 billion and over	0.175	1.75

For the year ended July 31, 2021, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$203,476	$239,103	$631,006	$644,766	$689,287

Effective Annual Rate	0.28%	0.29%	0.33%	0.34%	0.36%

Eaton Vance Management (EVM), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on the sales of Class A shares from March 1, 2021 through July, 31, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended July 31, 2021 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$467	$1,791	$2,780	$2,485	$2,529

EVD’s Class A Sales Charges	$3,746	$5,715	$2,209	$23,638	$21,752

Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$—	$400	$—	$6,550	$5,749

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The

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Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2021 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$79,976	$106,503	$124,182	$207,582	$233,985

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2021, the Funds paid or accrued to EVD the following distribution fees:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Distribution Fees	$29,931	$32,943	$40,096	$77,448	$76,667

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2021 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class C Service Fees	$7,981	$8,785	$10,692	$20,653	$20,444

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2021, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$—	$—	$—	$—	$—

Class C	$—	$2,000	$2,000	$1,000	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2021 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$34,699,107	$17,464,084	$19,623,583	$84,339,673	$65,129,496

Sales	$18,539,812	$15,389,027	$16,535,445	$71,734,569	$68,122,383

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7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Year Ended July 31, 2021
	Class A	Class C	Class I

Sales	1,155,495	47,418	1,884,523

Issued to shareholders electing to receive payments of distributions in Fund shares	82,622	4,965	58,031

Redemptions	(1,045,524)	(53,166)	(577,460)

Converted from Class C shares	81,090	—	—

Converted to Class A shares	—	(72,964)	—

Net increase (decrease)	273,683	(73,747)	1,365,094

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	788,669	81,865	920,668

Issued to shareholders electing to receive payments of distributions in Fund shares	89,854	6,635	51,583

Redemptions	(554,286)	(44,087)	(702,817)

Converted from Class C shares	35,136	—	—

Converted to Class A shares	—	(31,588)	—

Net increase	359,373	12,825	269,434

Connecticut Fund
	Year Ended July 31, 2021
	Class A	Class C	Class I

Sales	350,163	69,156	749,550

Issued to shareholders electing to receive payments of distributions in Fund shares	98,355	5,115	47,229

Redemptions	(489,413)	(155,411)	(339,617)

Converted from Class C shares	54,307	—	—

Converted to Class A shares	—	(54,512)	—

Net increase (decrease)	13,412	(135,652)	457,162

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	407,309	335,684	714,677

Issued to shareholders electing to receive payments of distributions in Fund shares	113,777	8,159	53,904

Redemptions	(617,590)	(252,754)	(748,448)

Converted from Class C shares	56,606	—	—

Converted to Class A shares	—	(56,797)	—

Net increase (decrease)	(39,898)	34,292	20,133

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Minnesota Fund
	Year Ended July 31, 2021
	Class A	Class C	Class I

Sales	787,289	77,780	4,196,475

Issued to shareholders electing to receive payments of distributions in Fund shares	101,135	4,789	146,796

Redemptions	(781,392)	(173,189)	(3,617,031)

Converted from Class C shares	120,553	—	—

Converted to Class A shares	—	(112,099)	—

Net increase (decrease)	227,585	(202,719)	726,240

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	770,575	179,788	6,394,783

Issued to shareholders electing to receive payments of distributions in Fund shares	109,526	6,933	137,976

Redemptions	(858,196)	(110,269)	(3,372,136)

Converted from Class C shares	96,353	—	—

Converted to Class A shares	—	(89,571)	—

Net increase (decrease)	118,258	(13,119)	3,160,623

New Jersey Fund
	Year Ended July 31, 2021
	Class A	Class C	Class I

Sales	1,119,598	262,734	2,421,739

Issued to shareholders electing to receive payments of distributions in Fund shares	213,209	16,472	172,392

Redemptions	(1,030,835)	(184,792)	(1,271,247)

Converted from Class C shares	207,880	—	—

Converted to Class A shares	—	(199,262)	—

Net increase (decrease)	509,852	(104,848)	1,322,884

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	938,030	288,996	2,684,117

Issued to shareholders electing to receive payments of distributions in Fund shares	240,011	20,800	157,937

Redemptions	(1,617,764)	(322,171)	(1,344,206)

Converted from Class C shares	155,395	—	—

Converted to Class A shares	—	(148,932)	—

Net increase (decrease)	(284,328)	(161,307)	1,497,848

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Pennsylvania Fund
	Year Ended July 31, 2021
	Class A	Class C	Class I

Sales	1,679,065	263,106	1,735,727

Issued to shareholders electing to receive payments of distributions in Fund shares	296,393	19,217	123,558

Redemptions	(2,713,784)	(439,695)	(1,704,037)

Converted from Class C shares	307,898	—	—

Converted to Class A shares	—	(297,303)	—

Net increase (decrease)	(430,428)	(454,675)	155,248

	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	881,652	369,812	2,097,455

Issued to shareholders electing to receive payments of distributions in Fund shares	373,257	29,403	121,952

Redemptions	(2,007,822)	(396,067)	(1,008,027)

Converted from Class C shares	163,587	—	—

Converted to Class A shares	—	(157,986)	—

Net increase (decrease)	(589,326)	(154,838)	1,211,380

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2021.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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July 31, 2021

Notes to Financial Statements — continued

At July 31, 2021, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$77,623,411	$—	$77,623,411

Taxable Municipal Obligations	—	2,894,438	—	2,894,438

Total Investments	$—	$80,517,849	$—	$80,517,849

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$80,128,038	$—	$80,128,038

Taxable Municipal Obligations	—	1,810,971	—	1,810,971

Total Investments	$—	$81,939,009	$—	$81,939,009

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$182,729,895	$—	$182,729,895

Total Investments	$—	$182,729,895	$—	$182,729,895

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$187,345,664	$—	$187,345,664

Taxable Municipal Obligations	—	7,616,788	—	7,616,788

Total Investments	$—	$194,962,452	$—	$194,962,452

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$189,544,191	$—	$189,544,191

Taxable Municipal Obligations	—	1,565,880	—	1,565,880

Total Investments	$—	$191,110,071	$—	$191,110,071

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

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Eaton Vance

Municipal Income Funds

July 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 17, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Eaton Vance

Municipal Income Funds

July 31, 2021

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2022 will show the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2021, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Arizona Municipal Income Fund	99.61%

Connecticut Municipal Income Fund	99.84%

Minnesota Municipal Income Fund	100.00%

New Jersey Municipal Income Fund	94.05%

Pennsylvania Municipal Income Fund	99.36%

Capital Gains Dividends.  The New Jersey Municipal Income Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2021, $155,812 or, if subsequently determined to be different, the net capital gain of such year.

71

Eaton Vance

Municipal Income Funds

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Each Fund held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as each Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Eaton Vance Arizona Municipal Income Fund	3,858,502.152	34,110.000	157,381.052	0

Eaton Vance Connecticut Municipal Income Fund	3,737,457.163	400,098.076	227,582.778	0

Eaton Vance Minnesota Municipal Income Fund	11,597,513.218	111,066.310	383,783.394	0

Eaton Vance New Jersey Municipal Income Fund	9,409,895.816	173,359.530	665,522.903	0

Eaton Vance Pennsylvania Municipal Income Fund	12,872,570.168	293,905.961	490,765.907	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

72

Eaton Vance

Municipal Income Funds

July 31, 2021

Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of each Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Eaton Vance

Municipal Income Funds

July 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 139 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 138 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 138 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (2012-2021) (investment management firm (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

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Eaton Vance

Municipal Income Funds

July 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

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Eaton Vance

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July 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

77

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

313    7.31.21

Eaton Vance

Municipal Opportunities Fund

Annual Report

July 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2021

Eaton Vance

Municipal Opportunities Fund

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the period opened on August 1, 2020, the municipal bond market was at the tail end of a rally that had lasted for most of the summer of 2020, spurred by rate cuts and asset purchases by the U.S. Federal Reserve, along with massive stimulus measures passed by the U.S. Congress.

Also supporting the rally was the technical factor that would hold for nearly the entire one-year period: positive inflows into municipal bond funds. As investors turned to municipal bonds and U.S. Treasurys as safe haven assets in a pandemic-dominated global economy, municipal bond mutual funds experienced positive flows for 51 of the period’s 52 weeks.

Midway through August 2020, however, the municipal rally stalled. Rates hit bottom for the period on August 11, with 10-year municipal bonds yielding 0.58%. From mid-August through October, prices fell and yields rose, driven in part by investor uncertainty ahead of the U.S. presidential election and Congress’ failure to pass a second large stimulus bill — $400-$500 billion of which had been projected for state and local government assistance.

In November, however, the municipal market reversed course again, beginning a new rally that would last through mid-February 2021. Joe Biden’s victory in the U.S. presidential election eased the political uncertainties that had dogged investment markets through much of the fall. The announcement that two coronavirus vaccine candidates had proven more than 90% effective in late-stage trials buoyed the markets as well. In December, the beginning of the COVID-19 vaccination process and Congress’ passage of a fiscal stimulus bill added more fuel to the rally.

From mid-February through June 2021, however, bonds reversed course yet again — after approaching their record low rates from the previous August. Municipal and Treasury yields rose and bond prices declined in anticipation of rising economic growth, driven by a new, larger federal stimulus bill and accelerating progress on vaccinating the U.S. population. In late spring and early summer, higher-than-expected year-over-year inflation numbers also raised investor concerns and put further upward pressure on interest rates.

By the final month of the period, however, the emergence of a new, more contagious Delta variant of COVID-19 and breakthrough cases in vaccinated people threatened the U.S. economic rebound and diminished inflation concerns. Investors again turned to Treasurys and municipal bonds as safe haven assets, leading bond prices to rise and rates to fall as the period came to a close.

For the period as a whole, interest rates rose modestly and prices declined across the municipal bond yield curve, although rates in general remained near historic lows. The greatest rate increases occurred around the 10-year area of the curve, and the Bloomberg Municipal Bond Index (the Index) returned 3.29%. Municipal bonds outperformed Treasurys for the period, as Treasury interest rates rose significantly more than municipal rates. Reflecting investors’ general optimism about an economic rebound and their search for yield in a low-yield environment, high yield municipals outperformed investment-grade municipals for the period.

Fund Performance

For the fiscal year ended July 31, 2021, Eaton Vance Municipal Opportunities Fund (the Fund) Class A shares at net asset value (NAV) returned 6.34%, outperforming the 3.29% return of the Fund’s benchmark, the Index.

In seeking to achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund has the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. Up to 50% of the Fund’s net assets may be invested in below-investment-grade securities. The Fund may also hedge interest rate risk and hold leveraged investments.

For the 12-month period, the primary contributors to performance versus the Index included security selection and an overweight position, relative to the Index, in Illinois bonds; security selection and an overweight position in bonds rated BBB and below, during a period when BBB rated bonds were the best-performing credit rating category in the Index; and the Fund’s allocation to taxable municipal bonds, which are not represented in the Index.

In contrast, detractors from performance versus the Index included an underweight position in bonds with 17 or more years remaining to maturity, during a period when longer-maturity bonds in general outperformed shorter-maturity bonds; security selection and an underweight position in the leasing sector; and an underweight position in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	05/31/2011	05/31/2011	6.34%	3.19%	4.95%
Class A with 4.75% Maximum Sales Charge	—	—	1.33	2.20	4.44
Class C at NAV	08/18/2014	05/31/2011	5.55	2.42	4.39
Class C with 1% Maximum Sales Charge	—	—	4.55	2.42	4.39
Class I at NAV	05/31/2011	05/31/2011	6.60	3.45	5.23

Bloomberg Municipal Bond Index	—	—	3.29%	3.41%	4.26%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I

			0.92%	1.67%	0.67%

% Distribution Rates/Yields[5]			Class A	Class C	Class I

Distribution Rate			1.33%	0.58%	1.58%
Taxable-Equivalent Distribution Rate			2.25	0.98	2.67
SEC 30-day Yield			0.44	–0.28	0.70
Taxable-Equivalent SEC 30-day Yield			0.74	–0.47	1.19

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	07/31/2011	$15,366	N.A.
Class I	$250,000	07/31/2011	$416,244	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Additional Information

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Important Notice to Shareholders

Effective August 17, 2021, the Fund is managed by Craig R. Brandon and Trevor G. Smith.

Effective August 24, 2021, the Bloomberg Barclays fixed income indices were rebranded as Bloomberg indices.

5

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2021 – July 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/21)	Ending Account Value (7/31/21)	Expenses Paid During Period* (2/1/21 – 7/31/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.90	$4.56	0.91%
Class C	$1,000.00	$1,015.90	$8.30	1.66%
Class I	$1,000.00	$1,020.20	$3.31	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.56	0.91%
Class C	$1,000.00	$1,016.60	$8.30	1.66%
Class I	$1,000.00	$1,021.50	$3.31	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2021.

6

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments

Corporate Bonds — 1.1%
Security	Principal Amount (000’s omitted)	Value

Hospital — 1.1%

Care New England Health System, 5.50%, 9/1/26	$11,000	$11,673,848

Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	3,485	3,397,875

Total Corporate Bonds — 1.1% (identified cost $14,318,137)		$15,071,723

Tax-Exempt Mortgage-Backed Securities — 0.0%(1)
Security	Principal Amount (000’s omitted)	Value

Housing — 0.0%(1)

FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.586%, (1 mo. USD LIBOR + 0.50%), 1/25/33(2)(3)	$468	$471,347

Total Tax-Exempt Mortgage-Backed Securities — 0.0%(1) (identified cost $468,345)		$471,347

Tax-Exempt Municipal Obligations — 96.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.8%

Delaware Valley Regional Finance Authority, PA, 0.827%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(3)	$8,000	$8,021,360

Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 1/1/32	7,800	9,874,254

Indiana Finance Authority, (State Revolving Fund), Green Bonds, 5.00%, 2/1/30	7,500	10,075,725

New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority):

5.00%, 6/15/29	3,000	3,979,860

5.00%, 6/15/30	4,500	6,101,775

		$38,052,974

Education — 7.1%

Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(2)	$525	$626,561

Arizona Industrial Development Authority, (Doral Academy of Nevada), 3.55%, 7/15/29(2)	1,295	1,416,484

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	$865	$946,717

Arizona State University:

5.00%, 7/1/33	500	564,450

5.00%, 7/1/34	580	654,762

Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	677,064

Build NYC Resource Corp., NY, (New World Preparatory Charter School):

4.00%, 6/15/51	140	155,028

4.00%, 6/15/56	105	115,794

California Municipal Finance Authority, (California Lutheran University):

5.00%, 10/1/31	600	752,346

5.00%, 10/1/35	1,125	1,396,102

5.00%, 10/1/37	1,400	1,731,212

California School Finance Authority, (KIPP SoCal Public Schools):

5.00%, 7/1/39(2)	1,000	1,247,940

5.00%, 7/1/49(2)	1,000	1,232,090

Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	550	602,184

Connecticut Health and Educational Facilities Authority, (Yale University), 0.25% to 2/9/24 (Put Date), 7/1/49	2,665	2,665,506

Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	628,674

District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	680	841,208

District of Columbia, (Gallaudet University):

3.00%, 4/1/37	750	829,980

3.00%, 4/1/38	900	993,438

3.00%, 4/1/39	750	825,660

3.00%, 4/1/40	725	796,441

3.00%, 4/1/41	750	821,640

4.00%, 4/1/32	325	402,818

4.00%, 4/1/33	160	197,288

4.00%, 4/1/34	165	202,236

4.00%, 4/1/35	200	243,962

4.00%, 4/1/36	375	455,820

District of Columbia, (KIPP DC):

4.00%, 7/1/39	280	325,422

4.00%, 7/1/44	270	310,192

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/39(2)	1,425	1,651,361

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):

5.00%, 3/1/32	315	390,512

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design): (continued)

5.00%, 3/1/33	$355	$438,606

5.00%, 3/1/34	350	431,221

Kentucky Bond Development Corp., (Transylvania University):

3.00%, 3/1/34	350	378,886

3.00%, 3/1/35	200	216,012

3.00%, 3/1/38	215	230,237

4.00%, 3/1/33	175	205,363

4.00%, 3/1/36	265	308,282

4.00%, 3/1/37	255	295,826

4.00%, 3/1/39	225	259,835

4.00%, 3/1/40	210	242,063

4.00%, 3/1/41	245	281,728

5.00%, 3/1/30	320	410,800

5.00%, 3/1/31	345	440,372

5.00%, 3/1/32	355	451,872

Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	943,942

Minnesota Higher Education Facilities Authority, (St. Olaf College), 3.00%, 10/1/38	1,000	1,123,110

Monroe County Industrial Development Corp., NY, (University of Rochester):

Series 2017C, 5.00%, 7/1/29	650	813,436

Series 2017D, 5.00%, 7/1/29	750	938,580

New Jersey Educational Facilities Authority, (Princeton University):

5.00%, 3/1/25	6,535	7,658,563

5.00%, 3/1/26	6,770	8,221,691

5.00%, 3/1/27	7,025	8,805,416

5.00%, 3/1/33	6,210	8,515,959

5.00%, 3/1/35	4,680	6,380,338

New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,868,631

New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES):

5.00%, 8/15/22	510	535,811

5.00%, 8/15/23	275	298,914

5.00%, 8/15/24	300	337,569

Philadelphia Industrial Development Authority, PA, (La Salle University):

5.00%, 5/1/25	910	1,010,764

5.00%, 5/1/26	1,850	2,095,476

5.00%, 5/1/29	1,000	1,147,400

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):

4.125%, 12/15/28(2)	$540	$597,926

5.00%, 12/15/38(2)	2,690	3,164,973

Public Finance Authority, WI, (North Carolina Leadership Academy):

5.00%, 6/15/39(2)	205	227,150

5.00%, 6/15/49(2)	260	284,853

Public Finance Authority, WI, (Roseman University of Health Sciences):

5.00%, 4/1/40(2)	840	1,023,792

5.00%, 4/1/50(2)	1,010	1,213,343

Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	569,290

University of Arkansas:

5.00%, 11/1/24	450	518,184

5.00%, 11/1/25	500	596,320

University of Idaho, 5.00%, 4/1/24	500	562,910

University of Michigan, 0.02%, 4/1/36(4)	2,500	2,500,000

University of North Carolina at Charlotte, 4.00%, 4/1/37	625	691,925

University of North Carolina at Greensboro, 5.00%, 4/1/27	400	497,820

University of Pittsburgh, PA, 0.38%, (SIFMA + 0.36%), 2/15/24(3)	3,000	3,014,310

Yonkers Economic Development Corp., NY, (Lamartine/ Warburton, LLC - Charter School of Educational Excellence):

5.00%, 10/15/49	285	335,208

5.00%, 10/15/54	430	504,020

		$97,289,619

Electric Utilities — 4.3%

American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/36	$5,000	$6,403,650

Arkansas River Power Authority, CO, 5.00%, 10/1/27	30	36,779

Carroll County, KY, (Kentucky Utilities Co.), (AMT), 2.00%, 2/1/32	1,000	1,048,190

Delaware Municipal Electric Corp., (Beasley Power Station):

5.00%, 7/1/29	270	352,995

5.00%, 7/1/30	320	426,538

5.00%, 7/1/31	300	407,013

Florida Municipal Power Agency, 3.00%, 10/1/32	1,750	1,951,635

Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,505	4,955,996

Long Island Power Authority, NY, Electric System Revenue:

0.82%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(3)	6,000	6,019,920

1.00%, 9/1/25	3,600	3,647,772

5.00%, 9/1/29	500	629,935

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	$1,515	$1,912,415

Nebraska Public Power District:

5.00%, 1/1/24	750	835,695

2021 Series A, 5.00%, 1/1/35(5)	2,100	2,713,305

2021 Series A, 5.00%, 1/1/36(5)	2,900	3,735,954

2021 Series A, 5.00%, 1/1/37(5)	3,000	3,856,560

2021 Series A, 5.00%, 1/1/38(5)	3,115	3,995,112

2021 Series B, 5.00%, 1/1/35(5)	1,880	2,429,054

2021 Series B, 5.00%, 1/1/36(5)	1,900	2,447,694

2021 Series B, 5.00%, 1/1/37(5)	2,000	2,571,040

2021 Series B, 5.00%, 1/1/38(5)	2,000	2,565,080

Omaha Public Power District, NE, 5.00%, 2/1/25	550	638,572

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,913,446

Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue:

5.00%, 9/1/26	1,165	1,380,175

5.00%, 9/1/27	1,000	1,181,590

		$59,056,115

Escrowed / Prerefunded — 0.5%

Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.00%, 7/1/32	$125	$130,635

District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	630,409

Mattawan Consolidated School, MI:

Prerefunded to 5/1/25, 5.00%, 5/1/26	750	881,452

Prerefunded to 5/1/25, 5.00%, 5/1/27	1,000	1,175,270

Prerefunded to 5/1/25, 5.00%, 5/1/28	500	587,635

Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	225	238,678

San Francisco City and County Public Utilities Commission, CA, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/37	2,575	2,978,116

		$6,622,195

General Obligations — 13.4%

Ann Arbor Public Schools, MI:

5.00%, 5/1/23	$10	$10,856

5.00%, 5/1/27	1,000	1,173,070

Auburn, ME:

4.00%, 11/1/30	500	632,830

4.00%, 11/1/31	400	513,364

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Bergen County, NJ, 3.00%, 7/15/30	$2,185	$2,468,307

Burlington, VT, 5.00%, 11/1/24	400	460,888

California, 4.00%, 12/1/22	10,000	10,523,900

Champaign County Community Unit School District No. 4, IL, 5.00%, 1/1/33	1,650	2,070,503

Chicago Park District, IL, 5.00%, 1/1/24	500	554,825

Chicago, IL, 5.00%, 1/1/28	3,000	3,748,200

Columbus, OH, 4.00%, 8/15/21	11,665	11,680,398

Connecticut, 5.00%, 4/15/34	1,000	1,285,830

Dallas, TX, 5.00%, 2/15/25	1,000	1,166,100

Delaware:

5.00%, 2/1/25	5,000	5,841,300

5.00%, 2/1/26	5,000	6,055,000

5.00%, 2/1/27	5,000	6,254,350

District of Columbia, 5.00%, 10/15/32	10,000	13,042,700

East Meadow Union Free School District, NY:

2.00%, 6/15/33	2,930	3,020,654

2.00%, 6/15/34	2,990	3,050,727

2.00%, 6/15/35	3,050	3,084,068

Florida, 5.00%, 7/1/22	9,765	10,203,839

Heard County Public Facilities Authority, GA, (Heard County School District), 4.00%, 3/1/29	850	1,029,478

Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,440,059

Illinois:

5.50%, 5/1/39	1,740	2,282,863

5.75%, 5/1/45	1,780	2,343,192

Johnson County, KS, 2.00%, 9/1/32	1,510	1,632,340

Kane, Cook and DuPage Counties School District No. 46, IL:

5.00%, 1/1/26	900	1,004,454

5.00%, 1/1/29	2,000	2,223,900

King County, WA:

4.00%, 12/1/32	1,790	2,294,189

4.00%, 12/1/33	1,885	2,402,564

4.00%, 12/1/34	2,480	3,151,162

4.00%, 12/1/36	2,680	3,390,441

Minneapolis-St. Paul Metropolitan Council, MN, 5.00%, 12/1/25	10,000	12,026,400

Monroe Township, NJ:

5.00%, 1/15/29(5)	425	545,615

5.00%, 1/15/30(5)	425	556,572

5.00%, 1/15/31(5)	430	559,783

5.00%, 1/15/32(5)	440	570,350

5.00%, 1/15/33(5)	450	581,603

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

New Jersey:

2.00%, 6/1/30	$5,000	$5,241,600

4.00%, 6/1/32	1,150	1,475,358

New York, NY, 5.00%, 8/1/29	450	492,282

Ottawa County, MI, 5.00%, 11/1/22	500	530,385

Passaic County Improvement Authority, NJ, (Passaic County Community College), 5.375%, 7/1/41	1,535	2,358,620

Sarpy County, NE:

2.00%, 6/1/28	2,365	2,506,214

2.00%, 6/1/29	2,395	2,508,188

2.00%, 6/1/30	2,430	2,526,301

Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,232,140

Sonoma County Junior College District, CA, (Election of 2014), 4.00%, 8/1/33	3,000	3,678,060

St. Joseph Public Schools, MI:

5.00%, 5/1/28	1,880	2,206,913

5.00%, 5/1/29	1,650	1,932,876

Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	451,000

Township High School District No. 203, IL:

5.00%, 12/15/29	2,080	2,770,726

5.00%, 12/15/30	1,190	1,619,209

Upper Merion Area School District, PA:

5.00%, 1/15/29	500	579,205

5.00%, 1/15/30	300	347,523

Vermont, 5.00%, 8/15/28	4,325	5,627,560

Wake County, NC, 5.00%, 4/1/22	6,170	6,372,561

Washington:

5.00%, 6/1/35	2,500	3,331,500

5.00%, 6/1/36	2,200	2,923,140

5.00%, 6/1/37	2,500	3,312,450

Will and Cook Counties Community High School District No. 210, IL:

0.00%, 1/1/27	65	59,239

5.00%, 1/1/29	1,185	1,253,991

Wilmington, NC, 5.00%, 5/1/28	1,760	2,277,317

		$182,491,032

Hospital — 14.0%

Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$1,109,538

Augusta Development Authority, GA, (AU Health System, Inc.):

5.00%, 7/1/26	2,525	2,976,243

5.00%, 7/1/27	2,635	3,180,102

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Berks County Industrial Development Authority, PA, (Tower Health):

5.00%, 11/1/47	$2,000	$2,215,400

5.00%, 11/1/50	5,465	6,041,284

Berks County Municipal Authority, PA, (The Reading Hospital and Medical Center), 4.25%, 11/1/41	110	110,143

Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/27 (Put Date), 2/1/40	3,000	3,332,370

Boone County, MO, (Boone Hospital Center):

5.00%, 8/1/29	1,410	1,655,100

5.00%, 8/1/31	3,215	3,745,861

Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,485,601

California Municipal Finance Authority, (NorthBay Healthcare Group):

5.00%, 11/1/28	300	336,864

5.00%, 11/1/29	110	123,103

5.00%, 11/1/30	150	167,390

5.00%, 11/1/35	250	277,280

California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	491,534

Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/50(2)	3,730	4,509,421

Conway, AR, (Conway Regional Medical Center):

5.00%, 8/1/28	500	596,310

5.00%, 8/1/29	200	237,210

Crawford County Hospital Authority, PA, (Meadville Medical Center):

6.00%, 6/1/36	2,660	2,954,755

6.00%, 6/1/51	4,715	5,143,028

Darke County, OH, (Wayne HealthCare):

4.00%, 9/1/40	1,000	1,090,000

4.00%, 9/1/45	2,580	2,783,562

Delaware Health Facilities Authority, (Beebe Medical Center):

5.00%, 6/1/30	600	753,552

5.00%, 6/1/31	1,200	1,500,672

Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	561,805

Doylestown Hospital Authority, PA, (Doylestown Health):

4.00%, 7/1/45	315	353,597

5.00%, 7/1/46	850	967,895

5.00%, 7/1/49	2,375	2,854,512

Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,134,100

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):

4.00%, 8/1/35	$750	$903,758

4.00%, 8/1/36	750	901,268

4.00%, 8/1/37	750	898,650

4.00%, 8/1/38	1,750	2,091,967

Halifax Hospital Medical Center, FL:

5.00%, 6/1/27	2,890	3,489,733

5.00%, 6/1/29	1,830	2,191,425

Illinois Finance Authority, (Presence Health Network):

3.75%, 2/15/34	3,145	3,582,375

5.00%, 2/15/28	8,000	9,922,880

Illinois Finance Authority, (Silver Cross Hospital and Medical Centers):

5.00%, 8/15/23	1,000	1,094,000

5.00%, 8/15/28	1,670	1,958,459

Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):

5.125%, 6/1/26	475	504,597

5.25%, 6/1/27	415	440,942

5.375%, 6/1/28	455	483,478

Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,479,564

Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):

4.00%, 11/1/29	505	584,810

4.00%, 11/1/30	1,605	1,848,864

5.00%, 11/1/26	1,375	1,665,936

5.00%, 11/1/27	1,440	1,790,222

Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center):

4.00%, 9/1/24	475	525,459

4.00%, 9/1/25	550	624,778

5.00%, 9/1/28	795	958,508

5.00%, 9/1/31	600	714,444

Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	252,796

Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center):

5.00%, 7/1/34	960	1,252,829

5.00%, 7/1/35	1,510	1,967,213

5.00%, 7/1/36	1,615	2,098,095

5.00%, 7/1/37	1,690	2,189,361

5.00%, 7/1/38	1,780	2,300,757

5.00%, 7/1/39	1,865	2,404,936

5.00%, 7/1/40	1,960	2,522,696

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Massachusetts Development Finance Agency, (Atrius Health):

4.00%, 6/1/49	$850	$970,964

5.00%, 6/1/39	710	884,887

Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	502,940

Massachusetts Development Finance Agency, (Milford Regional Medical Center):

5.00%, 7/15/27	125	135,006

5.00%, 7/15/33(2)	320	406,304

5.00%, 7/15/34(2)	300	379,701

5.00%, 7/15/35(2)	275	347,482

5.00%, 7/15/36(2)	235	296,128

5.00%, 7/15/37(2)	245	307,862

5.00%, 7/15/46(2)	1,390	1,714,926

Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group):

5.00%, 7/1/27	1,460	1,824,124

5.00%, 7/1/28	2,000	2,484,880

5.00%, 7/1/29	2,700	3,334,743

Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,484,364

Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,131,470

Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/27	1,250	1,380,637

Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,128,590

New Hampshire Health and Education Facilities Authority, (Concord Hospital):

5.00%, 10/1/32	500	618,905

5.00%, 10/1/33	1,000	1,234,870

5.00%, 10/1/34	1,070	1,313,500

5.00%, 10/1/35	1,550	1,901,307

New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	632,092

New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	569,785

New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,127,904

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,138,890

New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	30	35,654

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group):

4.00%, 7/1/35	$1,000	$1,199,230

4.00%, 7/1/36	1,000	1,196,120

4.00%, 7/1/37	1,000	1,193,000

New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	556,230

New York Dormitory Authority, (Catholic Health System Obligated Group):

5.00%, 7/1/34	550	699,457

5.00%, 7/1/35	625	793,600

5.00%, 7/1/36	550	696,603

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	943,530

New York Dormitory Authority, (NYU Hospitals Center):

5.00%, 7/1/22	440	459,237

5.00%, 7/1/23	600	654,768

5.00%, 7/1/25	2,000	2,356,580

Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.11%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(3)	1,000	1,006,110

Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,013,217

Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,900,071

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	553,705

Oregon Facilities Authority, (Samaritan Health Services):

5.00%, 10/1/29	300	387,744

5.00%, 10/1/40	875	1,106,289

Oroville, CA, (Oroville Hospital):

5.00%, 4/1/31	1,705	2,026,444

5.25%, 4/1/34	2,000	2,383,720

Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,609,040

Savannah Hospital Authority, GA, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,905,700

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):

5.00%, 12/1/25	1,530	1,805,997

5.00%, 12/1/26	1,410	1,663,687

5.00%, 12/1/28	1,550	1,820,924

St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,206,020

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	2,750	3,289,605

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Ward County, ND, (Trinity Obligated Group):

5.00%, 6/1/29	$1,300	$1,562,704

5.00%, 6/1/30	1,815	2,168,054

5.00%, 6/1/31	1,885	2,242,679

5.00%, 6/1/34	3,000	3,542,040

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	2,007,488

Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,130,760

Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,213,780

Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	270,758

		$191,185,838

Housing — 3.4%

California Municipal Finance Authority, (CHF-Riverside II, LLC):

5.00%, 5/15/32	$415	$531,827

5.00%, 5/15/33	2,870	3,659,881

5.00%, 5/15/34	915	1,162,736

5.00%, 5/15/36	1,260	1,589,956

5.00%, 5/15/37	1,495	1,881,218

5.00%, 5/15/38	500	627,410

CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56	1,265	1,318,282

East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	500	569,000

Independent Cities Finance Authority, CA, (Union City Tropics):

4.00%, 5/15/32	1,060	1,247,737

4.00%, 5/15/33	1,100	1,286,637

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:

4.00%, 7/1/32	300	358,530

4.00%, 7/1/33	330	392,948

4.00%, 7/1/34	340	403,679

4.00%, 7/1/35	350	414,645

4.00%, 7/1/40	450	525,415

4.00%, 7/1/50	935	1,074,408

5.00%, 7/1/55	2,200	2,706,660

New Mexico Mortgage Finance Authority, 3.00%, 1/1/52(5)	2,000	2,213,840

New York City Housing Development Corp., NY:

2.10% to 10/1/29 (Put Date), 11/1/46	8,295	8,965,485

Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,200	3,214,560

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	$355	$436,274

Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):

5.00%, 7/1/35	770	954,761

5.00%, 7/1/37	1,235	1,525,163

5.00%, 7/1/39	860	1,058,497

5.00%, 7/1/59	1,500	1,807,020

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):

5.00%, 6/1/27	705	854,460

5.00%, 6/1/28	665	822,798

5.00%, 6/1/29	365	459,626

5.00%, 6/1/34	2,560	3,157,658

5.00%, 6/1/39	1,595	1,942,646

		$47,163,757

Industrial Development Revenue — 3.5%

Arkansas Development Finance Authority, (Big River Steel), Green Bonds, (AMT), 4.75%, 9/1/49(2)	$4,000	$4,602,720

Florida Development Finance Corp., (Waste Pro USA, Inc.):

(AMT), 5.00%, 5/1/29(2)	2,155	2,323,112

(AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	2,250	2,335,388

Maine Finance Authority, (Casella Waste Systems, Inc.):

(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	986,685

(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	1,087,458

New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,569,420

New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	241,234

New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,639,925

New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	1,675	1,834,108

New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	6,135,800

Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	1,920	2,015,482

Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(2)	5,500	5,733,090

Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,178,290

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)

Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	$9,045	$10,398,222

Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(2)	4,269	4,683,379

		$47,764,313

Insured – Education — 0.1%

Missouri Southern State University:

(AGM), 4.00%, 10/1/33	$220	$254,003

(AGM), 4.00%, 10/1/35	125	143,682

(AGM), 4.00%, 10/1/36	150	172,056

(AGM), 4.00%, 10/1/37	85	97,240

(AGM), 4.00%, 10/1/38	70	79,909

(AGM), 4.00%, 10/1/39	55	62,646

University of Puerto Rico, (NPFG), 5.00%, 6/1/25	120	123,179

		$932,715

Insured – Electric Utilities — 0.7%

Brownsville, TX, Utility System Revenue, (AGM), 4.00%, 9/1/45	$1,505	$1,752,753

Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,831,215

Puerto Rico Electric Power Authority:

(AGC), 5.00%, 7/1/26	280	287,806

(NPFG), 5.25%, 7/1/22	3,500	3,582,320

(NPFG), 5.25%, 7/1/23	335	349,707

(NPFG), 5.25%, 7/1/25	170	180,940

(NPFG), 5.25%, 7/1/29	1,110	1,196,846

(NPFG), 5.25%, 7/1/30	530	571,600

(NPFG), 5.25%, 7/1/34	100	107,906

		$9,861,093

Insured – Escrowed / Prerefunded — 0.1%

Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/24	$875	$976,640

Cambria County, PA:

(BAM), Escrowed to Maturity, 5.00%, 8/1/23	275	301,609

(BAM), Escrowed to Maturity, 5.00%, 8/1/23	240	263,222

Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	175	182,889

		$1,724,360

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 2.7%

Atlantic City, NJ:

(BAM), 5.00%, 3/1/23	$500	$535,920

(BAM), 5.00%, 3/1/24	300	334,725

Bayonne, NJ:

(AGM), 5.00%, 8/1/23	300	328,251

(AGM), 5.00%, 8/1/24	300	341,634

(AGM), 5.00%, 8/1/25	885	1,044,645

(AGM), 5.00%, 8/1/26	915	1,079,654

Bolingbrook, IL:

(AGM), 5.00%, 1/1/24	125	138,610

(AGM), 5.00%, 1/1/25	1,000	1,148,700

Cambria County, PA:

(AGM), 4.00%, 8/1/34	745	860,266

(BAM), 5.00%, 8/1/23	985	1,071,966

Chicago Board of Education, IL:

(NPFG), 0.00%, 12/1/26	1,580	1,486,085

(NPFG), 0.00%, 12/1/28	1,560	1,400,162

Cicero, IL:

(BAM), 4.00%, 1/1/28	1,265	1,499,657

(BAM), 4.00%, 1/1/29	815	977,633

(BAM), 4.00%, 1/1/30	80	96,805

(BAM), 4.00%, 1/1/31	80	97,758

Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	585,130

Detroit, MI:

(AMBAC), 5.00%, 4/1/22	66	67,528

(AMBAC), 5.00%, 4/1/24	329	337,639

Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,824,001

McCook, IL:

(AGM), 4.00%, 12/1/24	200	222,288

(AGM), 4.00%, 12/1/25	275	313,426

(AGM), 4.00%, 12/1/26	260	302,962

(AGM), 4.00%, 12/1/27	300	356,361

(AGM), 4.00%, 12/1/28	300	362,244

McHenry County Community Unit School District No. 12, IL:

(AGM), 5.00%, 1/1/25	890	990,775

(AGM), 5.00%, 1/1/26	925	1,029,266

Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	836,482

Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,268,950

Puerto Rico:

(AGC), 5.00%, 7/1/34	310	318,643

(AGM), 5.00%, 7/1/35	1,055	1,086,323

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Puerto Rico: (continued)

(NPFG), 5.25%, 7/1/22	$530	$538,936

(NPFG), 6.00%, 7/1/27	570	588,673

Rockland County, NY, (AGM), 5.00%, 3/1/24	350	393,593

Suffolk County, NY:

(BAM), 4.00%, 6/15/30(5)	3,420	4,163,474

(BAM), 4.00%, 6/15/31(5)	3,560	4,305,428

Vauxmont Metropolitan District, CO:

(AGM), 5.00%, 12/1/34	1,140	1,468,229

(AGM), 5.00%, 12/1/50	1,500	1,880,565

Will and Cook Counties Community High School District No. 210, IL:

(AGM), 0.00%, 1/1/28	500	458,240

(BAM), 0.00%, 1/1/33	200	160,456

		$37,302,083

Insured – Housing — 0.1%

New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC):

(AGM), 4.00%, 4/1/22	$445	$455,346

(AGM), 4.00%, 4/1/24	400	438,492

		$893,838

Insured – Lease Revenue / Certificates of Participation — 0.1%

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	$800	$904,608

Kentucky State University:

(BAM), 3.00%, 11/1/32(5)	325	366,434

(BAM), 4.00%, 11/1/34(5)	260	315,638

		$1,586,680

Insured – Other Revenue — 0.3%

Albany Parking Authority, NY:

(AGM), 5.00%, 7/15/24	$300	$339,534

(AGM), 5.00%, 7/15/25	315	367,747

New York City Industrial Development Agency, NY, (Queens Baseball Stadium):

(AGM), 4.00%, 1/1/32	1,000	1,248,650

(AGM), 5.00%, 1/1/31	1,250	1,689,187

Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	123,346

		$3,768,464

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.9%

Illinois Sports Facilities Authority, (AGM), 5.00%, 6/15/27	$2,325	$2,590,747

Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,440	1,474,690

Puerto Rico Infrastructure Financing Authority:

(AMBAC), 0.00%, 7/1/43	955	351,421

(AMBAC), 5.50%, 7/1/24	305	326,005

(AMBAC), 5.50%, 7/1/26	1,145	1,254,393

Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	5,159,800

Vineyard Redevelopment Agency, UT:

(AGM), 4.00%, 5/1/32(5)	270	332,192

(AGM), 4.00%, 5/1/33(5)	150	183,896

(AGM), 4.00%, 5/1/34(5)	300	366,186

(AGM), 4.00%, 5/1/35(5)	360	438,098

		$12,477,428

Insured – Transportation — 1.5%

Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,421,600

New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	207,063

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	1,185	1,071,998

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,213,800

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,163,350

Puerto Rico Highway and Transportation Authority:

(AGM), 5.00%, 7/1/32	1,675	1,721,699

(AMBAC), 5.25%, 7/1/30	3,650	3,992,589

(AMBAC), 5.25%, 7/1/31	2,760	3,021,400

(NPFG), 5.00%, 7/1/29	2,570	2,638,079

(NPFG), 5.25%, 7/1/23	380	397,921

(NPFG), 5.25%, 7/1/32	100	109,057

(NPFG), 5.25%, 7/1/33	200	218,398

(NPFG), 5.25%, 7/1/35	2,470	2,691,856

		$20,868,810

Insured – Water and Sewer — 0.3%

Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$4,565,640

		$4,565,640

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.4%

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:

5.00%, 6/1/28	$3,000	$3,830,160

5.00%, 6/1/29	2,000	2,531,700

5.00%, 6/1/30	3,000	3,771,180

Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,116,020

Palm Beach County, FL, Public Improvement Revenue:

5.00%, 12/1/27	2,065	2,633,432

5.00%, 12/1/28	1,245	1,629,792

5.00%, 12/1/29	2,360	3,161,291

		$18,673,575

Other Revenue — 6.6%

Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):

Series 2017, 5.00%, 5/1/42(2)	$7,000	$8,171,240

Series 2018, 5.00%, 5/1/42(2)	4,500	5,394,735

Black Belt Energy Gas District, AL, 0.39%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(3)	5,000	4,991,250

Buckeye Tobacco Settlement Financing Authority, OH:

4.00%, 6/1/37	2,000	2,418,760

4.00%, 6/1/38	2,000	2,411,880

5.00%, 6/1/36	2,000	2,600,300

California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group):

5.00%, 11/1/26	1,000	1,107,870

5.00%, 11/1/27	1,010	1,118,706

California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.37%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(3)	2,630	2,636,075

California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 0.72%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(3)	2,300	2,331,096

Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):

5.00%, 12/1/28	1,320	1,513,921

5.50%, 12/1/53	740	893,276

Kalispel Tribe of Indians, WA:

Series A, 5.00%, 1/1/32(2)	1,465	1,765,003

Series B, 5.00%, 1/1/32(2)	1,000	1,204,780

Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(2)	4,550	4,987,664

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 0.817%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(3)	5,500	5,529,205

15	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 0.47%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(3)	$8,295	$8,295,166

Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	1,775	2,135,148

New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,075,820

New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 4.00%, 12/1/35	1,250	1,517,263

New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	3,750	5,176,312

Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	5,200	6,528,080

Southeast Alabama Gas Supply District, (Project No. 2), 0.917%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(3)	4,440	4,483,823

Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.78%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(3)	4,430	4,463,890

Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.16%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(3)	1,000	1,002,390

Will and Kankakee Counties Community Unit School District No. 255-U, IL:

5.00%, 6/1/26	635	745,515

5.00%, 6/1/28	1,370	1,602,160

5.00%, 6/1/29	700	817,173

		$89,918,501

Senior Living / Life Care — 9.6%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	$500	$571,965

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):

5.00%, 11/15/26	1,730	2,029,740

5.00%, 11/15/27	1,320	1,540,823

California Public Finance Authority, (Enso Village), Green Bonds:

2.375%, 11/15/28(2)	615	625,732

5.00%, 11/15/36(2)	485	585,119

Centerville, OH, (Graceworks Lutheran Services):

5.00%, 11/1/23	450	481,626

5.00%, 11/1/24	705	774,830

5.00%, 11/1/26	770	879,494

5.00%, 11/1/27	425	492,715

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Clackamas County Hospital Facility Authority, OR, (Rose Villa):

3.25%, 11/15/25	$1,500	$1,507,275

5.00%, 11/15/27	285	324,900

5.00%, 11/15/28	300	340,671

5.00%, 11/15/29	315	356,312

5.00%, 11/15/30	330	371,828

5.125%, 11/15/40	260	290,867

5.375%, 11/15/55	300	336,030

Colorado Health Facilities Authority, (Christian Living Neighborhoods):

4.00%, 1/1/29	600	699,336

4.00%, 1/1/38	550	613,365

5.00%, 1/1/38	1,210	1,385,728

Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):

5.00%, 5/15/24	525	578,828

5.00%, 5/15/25	300	340,248

5.00%, 5/15/26	350	405,979

5.00%, 5/15/27	400	473,612

District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	1,074,200

Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):

5.00%, 12/1/29	195	221,253

5.00%, 12/1/30	500	563,980

5.00%, 12/1/39	370	405,738

Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	239,546

Hanover County Economic Development Authority, VA, (Covenant Woods):

5.00%, 7/1/38	125	138,258

5.00%, 7/1/48	465	510,826

5.00%, 7/1/51	1,000	1,097,650

Howard County, MD, (Vantage House):

5.00%, 4/1/26	1,570	1,659,804

5.00%, 4/1/36	2,035	2,192,590

Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	427,343

Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	1,315	1,456,349

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 0.72%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(3)	1,090	1,090,392

Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,075	2,437,004

16	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Lancaster County Hospital Authority, PA, (Brethren Village):

5.00%, 7/1/23	$700	$750,232

5.00%, 7/1/24	915	1,013,051

5.00%, 7/1/25	650	740,077

Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)	1,200	1,386,036

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):

4.00%, 2/1/30	1,500	1,790,670

4.00%, 2/1/32	395	465,669

4.00%, 2/1/33	865	1,017,742

4.00%, 2/1/34	1,280	1,498,112

4.00%, 2/1/35	310	362,108

5.00%, 2/1/46	1,480	1,678,113

Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):

4.00%, 12/1/30	200	229,878

4.00%, 12/1/31	150	171,761

4.00%, 12/1/32	200	228,448

4.00%, 12/1/33	100	114,071

4.00%, 12/1/34	200	227,818

4.00%, 12/1/35	350	398,101

4.00%, 12/1/36	350	397,562

4.00%, 12/1/37	300	340,389

4.00%, 12/1/38	300	339,978

Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community):

4.00%, 1/1/23	85	87,584

5.00%, 1/1/33	1,890	2,079,567

National Finance Authority, NH, (The Vista):

5.25%, 7/1/39(2)	920	980,002

5.625%, 7/1/46(2)	560	599,385

5.75%, 7/1/54(2)	1,725	1,848,820

New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):

5.00%, 1/1/25	1,000	1,105,150

5.00%, 1/1/26	1,040	1,147,775

5.00%, 1/1/27	1,095	1,206,548

5.00%, 1/1/29	1,205	1,325,319

5.00%, 1/1/30	630	691,639

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):

5.00%, 7/1/30	430	510,767

5.00%, 7/1/31	670	793,602

5.00%, 7/1/32	295	348,737

5.00%, 7/1/33	305	359,809

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group): (continued)

5.00%, 7/1/34	$195	$229,632

5.00%, 7/1/39	3,075	3,593,199

5.00%, 7/1/49	8,875	10,258,612

Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge):

4.00%, 1/1/29	1,335	1,421,615

5.25%, 1/1/54	250	269,160

Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):

5.00%, 5/15/28	255	293,388

5.00%, 5/15/30	1,300	1,484,223

5.00%, 5/15/31	775	930,891

5.00%, 5/15/32	650	777,549

5.00%, 5/15/53	2,465	2,901,872

Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/39	400	450,224

Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(2)	1,540	1,697,496

Salem Hospital Facility Authority, OR, (Capital Manor):

5.00%, 5/15/27	250	300,050

5.00%, 5/15/28	270	322,510

Santa Fe, NM, (El Castillo Retirement Residences):

5.00%, 5/15/34	650	751,036

5.00%, 5/15/39	480	551,040

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):

4.00%, 4/1/34	600	672,126

5.00%, 4/1/44	1,285	1,488,403

5.00%, 4/1/49	1,510	1,742,132

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):

5.00%, 4/1/28	1,675	1,870,439

5.00%, 4/1/29	1,000	1,115,000

5.00%, 4/1/38	2,000	2,199,960

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):

5.00%, 11/15/42	300	344,010

5.00%, 11/15/54	1,000	1,135,490

St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):

5.00%, 9/1/27	1,930	2,267,615

5.00%, 9/1/38	5,225	5,969,144

St. Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	995	1,081,436

17	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	$500	$599,825

Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	5,546,520

Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,010,830

Tulsa County Industrial Authority, OK, (Montereau, Inc.):

5.00%, 11/15/28	540	636,671

5.00%, 11/15/29	400	469,576

Vermont Economic Development Authority, (Wake Robin Corp.):

5.00%, 5/1/23	1,690	1,800,796

5.00%, 5/1/25	745	843,943

5.00%, 5/1/26	585	677,828

5.00%, 5/1/27	500	583,660

Washington Housing Finance Commission, (Bayview Manor Homes):

4.00%, 7/1/26(2)	935	1,002,619

5.00%, 7/1/31(2)	750	826,560

Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	250	269,055

Washington Housing Finance Commission, (Transforming Age):

5.00%, 1/1/27(2)	840	991,284

5.00%, 1/1/28(2)	445	528,758

5.00%, 1/1/29(2)	460	544,888

5.00%, 1/1/34(2)	500	582,135

5.00%, 1/1/39(2)	750	864,765

Wayzata, MN, (Folkestone Senior Living Community):

3.25%, 8/1/29	500	526,595

3.375%, 8/1/30	425	447,737

3.75%, 8/1/36	250	264,050

3.75%, 8/1/37	500	527,505

4.00%, 8/1/38	175	185,672

4.00%, 8/1/39	125	132,473

5.00%, 8/1/31	350	384,157

5.00%, 8/1/32	250	274,015

5.00%, 8/1/33	350	383,299

5.00%, 8/1/34	100	109,422

5.00%, 8/1/35	100	109,331

Westchester County Local Development Corp., NY, (Kendal on Hudson):

4.00%, 1/1/23	2,410	2,491,362

5.00%, 1/1/28	3,390	3,586,891

		$131,076,950

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.2%

Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,700,355

Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	1,000	1,138,640

Baltimore, MD, (Harbor Point):

3.25%, 6/1/31(2)	220	234,401

3.30%, 6/1/32(2)	250	264,498

3.35%, 6/1/33(2)	270	285,428

3.40%, 6/1/34(2)	285	301,046

3.45%, 6/1/35(2)	310	327,419

3.50%, 6/1/39(2)	650	686,706

Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):

5.00%, 12/1/36	1,360	1,686,223

5.00%, 12/1/37	650	803,790

5.00%, 12/1/39	905	1,112,725

Irving, TX, Hotel Occupancy Tax Revenue:

5.00%, 8/15/31	225	278,951

5.00%, 8/15/33	300	369,303

5.00%, 8/15/35	150	183,855

Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	837,385

Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,999,405

Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,309,564

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,926,880

Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,642,000

San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, 4.00%, 7/1/34	1,615	1,904,133

South Village Community Development District, FL:

2.125%, 5/1/22	100	100,761

2.375%, 5/1/23	100	102,619

2.50%, 5/1/24	100	104,329

2.75%, 5/1/25	95	101,188

3.25%, 5/1/27	95	103,363

4.35%, 5/1/26	365	389,032

Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(2)	3,250	3,404,342

St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	990	980,941

Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/33	700	857,808

		$30,137,090

18	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Student Loan — 0.2%

Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$686,388

Massachusetts Educational Financing Authority:

(AMT), 5.00%, 7/1/22	1,000	1,044,660

(AMT), 5.00%, 1/1/23	500	533,035

		$2,264,083

Transportation — 19.8%

Austin, TX, Airport System Revenue:

(AMT), 5.00%, 11/15/32	$1,690	$2,195,766

(AMT), 5.00%, 11/15/33	1,720	2,227,899

Bay Area Toll Authority, CA, (San Francisco Bay Area), 0.47%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(3)	3,200	3,205,216

California Municipal Finance Authority, (LINXS Automated People Mover):

(AMT), 5.00%, 12/31/34	1,700	2,118,506

(AMT), 5.00%, 12/31/35	3,300	4,105,629

(AMT), 5.00%, 12/31/36	3,910	4,858,449

(AMT), 5.00%, 12/31/37	1,715	2,126,188

Central Texas Regional Mobility Authority:

5.00%, 1/1/25	350	405,006

5.00%, 1/1/26	500	588,435

5.00%, 1/1/27	550	645,447

5.00%, 1/1/28	750	877,215

5.00%, 1/1/29	600	700,884

5.00%, 1/1/33	1,225	1,648,421

5.00%, 1/1/35	500	666,665

Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/29	900	1,175,058

Chicago, IL, (Midway International Airport):

(AMT), 5.00%, 1/1/25	7,255	8,355,076

(AMT), 5.00%, 1/1/27	1,000	1,108,370

Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,754,500

Clark County, NV, Airport System Revenue, (AMT), 5.00%, 7/1/27	2,500	3,118,575

Colorado Bridge Enterprise, (Central 70 Project):

(AMT), 4.00%, 12/31/26	3,950	4,619,762

(AMT), 4.00%, 6/30/27	4,475	5,272,221

(AMT), 4.00%, 12/31/27	2,425	2,883,131

(AMT), 4.00%, 6/30/30	790	921,725

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	553,580

Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	6,955	8,664,887

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	$250	$251,970

Hawaii, Airports System Revenue, 5.00%, 7/1/33	10,000	13,299,800

Houston, TX, Airport System Revenue:

(AMT), 4.00%, 7/1/36	1,100	1,342,748

(AMT), 4.00%, 7/1/37	1,500	1,825,230

(AMT), 4.00%, 7/1/38	1,500	1,820,610

Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,390,575

Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):

(AMT), 5.00%, 3/1/30	1,000	1,283,030

(AMT), 5.00%, 3/1/32	1,000	1,271,560

(AMT), 5.00%, 3/1/33	2,000	2,536,100

(AMT), 5.00%, 3/1/34	1,800	2,276,100

Lee County, FL, Airport Revenue:

(AMT), 5.00%, 10/1/30	6,095	8,129,023

(AMT), 5.00%, 10/1/31	5,950	8,067,367

(AMT), 5.00%, 10/1/32	3,000	4,036,740

Los Angeles Department of Airports, CA, (Los Angeles International Airport):

(AMT), 5.00%, 5/15/25	3,105	3,639,712

(AMT), 5.00%, 5/15/27	2,700	3,153,870

(AMT), 5.00%, 5/15/34	1,710	2,156,310

(AMT), 5.00%, 5/15/36	2,515	3,168,422

Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,393,639

Maryland Economic Development Corp., (Seagirt Marine Terminal):

(AMT), 5.00%, 6/1/44	500	609,095

(AMT), 5.00%, 6/1/49	750	908,355

Memphis-Shelby County Airport Authority, TN:

(AMT), 5.00%, 7/1/27	1,330	1,652,113

(AMT), 5.00%, 7/1/29	1,470	1,853,155

Metropolitan Transportation Authority, NY:

2.00%, 11/1/21	12,500	12,558,625

3.00%, 11/1/22	5,000	5,178,950

4.00%, 11/15/42	15,000	17,849,400

Metropolitan Washington Airports Authority, D.C.:

(AMT), 4.00%, 10/1/37	410	506,145

(AMT), 4.00%, 10/1/38	515	634,120

(AMT), 4.00%, 10/1/39	615	755,195

(AMT), 4.00%, 10/1/41	410	500,975

(AMT), 4.00%, 10/1/51	2,260	2,713,627

(AMT), 5.00%, 10/1/23	810	894,815

Miami-Dade County, FL, Aviation Revenue:

4.00%, 10/1/39	1,675	2,018,710

19	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Miami-Dade County, FL, Aviation Revenue: (continued)

5.00%, 10/1/25	$1,000	$1,146,910

(AMT), 5.00%, 10/1/34	5,000	5,670,150

New Jersey Turnpike Authority:

0.67%, (70% of 1 mo. USD LIBOR + 0.60%), 1/1/23(3)	1,000	1,004,490

5.00%, 1/1/32	4,520	5,118,132

New Orleans Aviation Board, LA:

(AMT), 5.00%, 1/1/24	1,600	1,782,816

(AMT), 5.00%, 1/1/25	1,600	1,850,864

(AMT), 5.00%, 1/1/27	1,000	1,152,370

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	235	264,366

North Texas Tollway Authority:

4.00%, 1/1/38	2,425	2,954,523

5.00%, 1/1/30	1,000	1,182,640

Pennsylvania Turnpike Commission:

5.00%, 12/1/33	2,500	3,385,550

5.00%, 12/1/37	6,000	7,778,160

Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,645,019

Port Authority of New York and New Jersey:

(AMT), 3.00%, 10/1/28	5,000	5,733,350

(AMT), 5.00%, 10/15/33	2,080	2,818,982

(AMT), 5.00%, 10/15/34	2,200	2,964,610

(AMT), 5.00%, 10/15/35	2,000	2,687,340

(AMT), 5.00%, 10/15/36	2,150	2,879,624

Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,643,643

Port of Portland, OR, (Portland International Airport):

(AMT), 5.00%, 7/1/32	1,500	1,926,570

(AMT), 5.00%, 7/1/33	1,405	1,799,229

(AMT), 5.00%, 7/1/34	1,510	1,928,134

Port of Seattle, WA:

5.00%, 6/1/33	4,150	5,626,902

(AMT), 5.00%, 9/1/26	2,300	2,805,862

Salt Lake City, UT, (Salt Lake City International Airport):

(AMT), 5.00%, 7/1/31(5)	2,800	3,776,528

(AMT), 5.00%, 7/1/32(5)	2,000	2,681,640

San Jose, CA, Airport Revenue:

(AMT), 5.00%, 3/1/27	1,500	1,854,000

(AMT), 5.00%, 3/1/41	5,000	6,024,350

Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):

5.00%, 12/31/34	3,000	3,857,700

5.00%, 12/31/35	1,000	1,283,400

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):

5.00%, 12/1/35	$1,250	$1,698,300

(AMT), 5.00%, 12/1/46	1,250	1,624,212

		$271,023,063

Water and Sewer — 1.2%

Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$519,057

Coldwater Local Development Finance Authority, MI:

Series A, (AMT), 5.00%, 12/1/27	390	449,779

Series B, (AMT), 5.00%, 12/1/27	505	582,407

Denver City and County Board of Water Commissioners, CO, 5.00%, 12/15/28	3,195	4,202,479

Elsinore Valley Municipal Water District Financing Authority, CA:

3.00%, 7/1/33	750	873,360

3.00%, 7/1/34	625	720,706

3.00%, 7/1/35	700	801,388

Indiana Finance Authority, (CWA Authority), 5.00%, 10/1/30	2,250	3,045,060

Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	3,025,358

Miami-Dade County, FL, Water and Sewer System Revenue, 3.00%, 10/1/36	1,600	1,800,512

		$16,020,106

Total Tax-Exempt Municipal Obligations — 96.8% (identified cost $1,246,941,253)		$1,322,720,322

Taxable Municipal Obligations — 3.9%
Security	Principal Amount (000’s omitted)	Value

Education — 0.1%

University of Arizona:

1.932%, 6/1/30	$875	$910,035

2.032%, 6/1/31	380	398,042

		$1,308,077

Electric Utilities — 0.2%

Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,078,300

		$2,078,300

20	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.8%

Atlantic City, NJ, 7.00%, 3/1/28	$2,670	$3,094,183

Chicago, IL:

7.375%, 1/1/33	3,250	4,380,057

7.75%, 1/1/42	3,811	4,380,897

7.781%, 1/1/35	2,600	3,736,668

Collin County, TX, 1.683%, 2/15/30(5)	600	614,724

Dauphin County, PA, 1.83%, 11/15/29	1,200	1,241,304

Elk Grove Village, IL, 2.35%, 1/1/35	1,980	2,003,978

Johnson County Unified School District No. 512, KS:

1.871%, 10/1/30	500	518,480

1.971%, 10/1/31	750	776,798

Lakeside School District No. 9, AR, 1.45%, 4/1/34	2,390	2,345,689

Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	669,240

Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,350	1,379,903

		$25,141,921

Insured – General Obligations — 0.6%

Detroit, MI, (AMBAC), 5.15%, 4/1/25	$6,427	$6,429,770

Tuscola County, MI, (AGM), 2.25%, 9/1/33	515	535,080

Westmoreland County, PA, (BAM), 2.011%, 8/15/30(5)	1,500	1,538,730

		$8,503,580

Insured – Hospital — 0.1%

Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,804,905

		$1,804,905

Insured – Special Tax Revenue — 0.4%

Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	$1,500	$1,562,310

Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,112,482

Successor Agency to San Bernardino County Redevelopment Agency, CA:

(AGM), 3.25%, 9/1/22	350	359,412

(AGM), 3.50%, 9/1/23	510	536,581

(AGM), 3.75%, 9/1/25	500	543,985

(AGM), 4.00%, 9/1/26	500	542,315

		$4,657,085

Senior Living / Life Care — 0.1%

Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,503,548

		$1,503,548

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.6%

New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	$1,000	$1,022,090

New York Dormitory Authority, Personal Income Tax Revenue, 1.187%, 3/15/26	6,310	6,357,956

Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	345,241

		$7,725,287

Total Taxable Municipal Obligations — 3.9% (identified cost $48,275,229)		$52,722,703

Total Investments — 101.8% (identified cost $1,310,002,964)		$1,390,986,095

Other Assets, Less Liabilities — (1.8)%		$(24,375,649)

Net Assets — 100.0%		$1,366,610,446

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	12.9%

Others, representing less than 10% individually	88.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2021, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 3.6% of total investments.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $104,174,083 or 7.6% of the Fund’s net assets.

(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2021.

(5)	When-issued/delayed delivery security.

21	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Portfolio of Investments — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	–	United States Dollar

22	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Statement of Assets and Liabilities

Assets	July 31, 2021

Investments, at value (identified cost, $1,310,002,964)	$1,390,986,095

Cash	11,190,783

Interest receivable	10,544,054

Receivable for investments sold	4,927,633

Receivable for Fund shares sold	2,194,768

Total assets	$1,419,843,333

Liabilities

Payable for when-issued/delayed delivery securities	$48,581,025

Payable for Fund shares redeemed	3,272,439

Distributions payable	271,209

Payable to affiliates:

Investment adviser and administration fee	671,283

Distribution and service fees	58,162

Accrued expenses	378,769

Total liabilities	$53,232,887

Net Assets	$1,366,610,446

Sources of Net Assets

Paid-in capital	$1,265,075,035

Distributable earnings	101,535,411

Net Assets	$1,366,610,446

Class A Shares

Net Assets	$127,728,918

Shares Outstanding	9,921,174

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.87

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$13.51

Class C Shares

Net Assets	$36,398,249

Shares Outstanding	2,828,139

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.87

Class I Shares

Net Assets	$1,202,483,279

Shares Outstanding	93,271,712

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Statement of Operations

Investment Income	Year Ended July 31, 2021

Interest	$37,704,875

Dividends	172,465

Total investment income	$37,877,340

Expenses

Investment adviser and administration fee	$7,916,583

Distribution and service fees

Class A	321,754

Class C	387,561

Trustees’ fees and expenses	66,219

Custodian fee	305,159

Transfer and dividend disbursing agent fees	384,444

Legal and accounting services	108,056

Printing and postage	45,762

Registration fees	99,027

Interest expense and fees	1,667

Miscellaneous	218,050

Total expenses	$9,854,282

Net investment income	$28,023,058

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$36,278,989

Net realized gain	$36,278,989

Change in unrealized appreciation (depreciation) —

Investments	$22,186,632

Net change in unrealized appreciation (depreciation)	$22,186,632

Net realized and unrealized gain	$58,465,621

Net increase in net assets from operations	$86,488,679

24	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$28,023,058	$32,567,573

Net realized gain (loss)	36,278,989	(5,867,471)

Net change in unrealized appreciation (depreciation)	22,186,632	2,513,103

Net increase in net assets from operations	$86,488,679	$29,213,205

Distributions to shareholders —

Class A	$(2,397,128)	$(2,725,376)

Class C	(436,663)	(647,375)

Class I	(25,440,055)	(28,898,436)

Total distributions to shareholders	$(28,273,846)	$(32,271,187)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$20,613,652	$33,587,569

Class C	2,609,434	8,321,332

Class I	282,749,275	541,100,650

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,150,931	2,499,134

Class C	379,729	514,318

Class I	21,468,194	24,283,320

Cost of shares redeemed

Class A	(30,751,542)	(34,220,640)

Class C	(9,337,618)	(13,958,348)

Class I	(398,114,206)	(446,174,826)

Net asset value of shares converted

Class A	819,433	483,395

Class C	(819,433)	(483,395)

Net increase (decrease) in net assets from Fund share transactions	$(108,232,151)	$115,952,509

Net increase (decrease) in net assets	$(50,017,318)	$112,894,527

Net Assets

At beginning of year	$1,416,627,764	$1,303,733,237

At end of year	$1,366,610,446	$1,416,627,764

25	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Financial Highlights

	Class A

	Year Ended July 31,
	2021		2020		2019	2018	2017

Net asset value — Beginning of year	$12.330		$12.310		$11.880	$11.960	$12.250

Income (Loss) From Operations

Net investment income	$0.232	(1)	$0.262	(1)	$0.277 (1)	$0.251 (1)	$0.236

Net realized and unrealized gain (loss)	0.541		0.018	(2)	0.427	(0.084)	(0.239)

Total income (loss) from operations	$0.773		$0.280		$0.704	$0.167	$(0.003)

Less Distributions

From net investment income	$(0.233)		$(0.260)		$(0.274)	$(0.247)	$(0.236)

From net realized gain	—		—		—	—	(0.051)

Total distributions	$(0.233)		$(0.260)		$(0.274)	$(0.247)	$(0.287)

Net asset value — End of year	$12.870		$12.330		$12.310	$11.880	$11.960

Total Return(3)	6.34%		2.32%		6.02%	1.41%	0.04%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$127,729		$129,416		$127,094	$116,961	$112,632

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.92%		0.92%		0.94%	0.93%	0.96%

Interest and fee expense(4)	0.00	%(5)	0.00	%(5)	—	—	—

Total expenses	0.92%		0.92%		0.94%	0.93%	0.96%

Net investment income	1.84%		2.15%		2.32%	2.11%	2.02%

Portfolio Turnover	62%		56%		34%	30%	53%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.005%.

26	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Financial Highlights — continued

	Class C

	Year Ended July 31,
	2021		2020		2019	2018	2017

Net asset value — Beginning of year	$12.330		$12.300		$11.870	$11.960	$12.250

Income (Loss) From Operations

Net investment income	$0.139	(1)	$0.171	(1)	$0.188 (1)	$0.161 (1)	$0.146

Net realized and unrealized gain (loss)	0.540		0.027	(2)	0.426	(0.093)	(0.239)

Total income (loss) from operations	$0.679		$0.198		$0.614	$0.068	$(0.093)

Less Distributions

From net investment income	$(0.139)		$(0.168)		$(0.184)	$(0.158)	$(0.146)

From net realized gain	—		—		—	—	(0.051)

Total distributions	$(0.139)		$(0.168)		$(0.184)	$(0.158)	$(0.197)

Net asset value — End of year	$12.870		$12.330		$12.300	$11.870	$11.960

Total Return(3)	5.55%		1.64%		5.23%	0.57%	(0.71)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$36,398		$41,939		$47,617	$51,587	$54,001

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	1.67%		1.67%		1.69%	1.69%	1.71%

Interest and fee expense(4)	0.00	%(5)	0.00	%(5)	—	—	—

Total expenses	1.67%		1.67%		1.69%	1.69%	1.71%

Net investment income	1.11%		1.40%		1.57%	1.35%	1.27%

Portfolio Turnover	62%		56%		34%	30%	53%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.005%.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Financial Highlights — continued

	Class I

	Year Ended July 31,
	2021		2020		2019	2018	2017

Net asset value — Beginning of year	$12.350		$12.320		$11.900	$11.980	$12.270

Income (Loss) From Operations

Net investment income	$0.263	(1)	$0.293	(1)	$0.306 (1)	$0.282 (1)	$0.265

Net realized and unrealized gain (loss)	0.542		0.028	(2)	0.418	(0.085)	(0.239)

Total income from operations	$0.805		$0.321		$0.724	$0.197	$0.026

Less Distributions

From net investment income	$(0.265)		$(0.291)		$(0.304)	$(0.277)	$(0.265)

From net realized gain	—		—		—	—	(0.051)

Total distributions	$(0.265)		$(0.291)		$(0.304)	$(0.277)	$(0.316)

Net asset value — End of year	$12.890		$12.350		$12.320	$11.900	$11.980

Total Return(3)	6.60%		2.66%		6.19%	1.67%	0.29%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,202,483		$1,245,273		$1,129,022	$840,654	$630,358

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.67%		0.67%		0.69%	0.68%	0.71%

Interest and fee expense(4)	0.00	%(5)	0.00	%(5)	—	—	—

Total expenses	0.67%		0.67%		0.69%	0.68%	0.71%

Net investment income	2.10%		2.40%		2.56%	2.37%	2.27%

Portfolio Turnover	62%		56%		34%	30%	53%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.005%.

28	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

29

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Notes to Financial Statements — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2021, the Fund had no Floating Rate Notes outstanding. For the year ended July 31, 2021, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate including fees were $147,945 and 1.13%, respectively.

In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2021.

The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax

30

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Notes to Financial Statements — continued

accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2021 and July 31, 2020 was as follows:

	Year Ended July 31,
	2021	2020

Tax-exempt income	$25,539,466	$29,320,404

Ordinary income	$2,734,380	$2,950,783

During the year ended July 31, 2021, distributable earnings was decreased by $1,941,630 and paid-in capital was increased by $1,941,630 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$265,937

Undistributed long-term capital gains	19,963,992

Net unrealized appreciation	81,576,691

Distributions payable	(271,209)

Distributable earnings	$101,535,411

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,309,409,404

Gross unrealized appreciation	$81,935,157

Gross unrealized depreciation	(358,466)

Net unrealized appreciation	$81,576,691

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.600%

$500 million but less than $1 billion	0.575%

$1 billion but less than $2.5 billion	0.550%

$2.5 billion but less than $5 billion	0.530%

$5 billion and over	0.515%

31

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Notes to Financial Statements — continued

For the year ended July 31, 2021, the investment adviser and administration fee amounted to $7,916,583 or 0.58% of the Fund’s average daily net assets. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2021, EVM earned $7,022 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,647 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2021. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares from March 1, 2021 through July 31, 2021 in the amount of less than $500. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2021 amounted to $321,754 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2021, the Fund paid or accrued to EVD $290,671 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2021 amounted to $96,890 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2021, the Fund was informed that EVD received approximately $3,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $830,876,318 and $871,562,044, respectively, for the year ended July 31, 2021.

32

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2021	2020

Sales	1,643,229	2,755,631

Issued to shareholders electing to receive payments of distributions in Fund shares	171,659	204,632

Redemptions	(2,452,525)	(2,835,592)

Converted from Class C shares	65,882	39,693

Net increase (decrease)	(571,755)	164,364

	Year Ended July 31,
Class C	2021	2020

Sales	207,464	681,942

Issued to shareholders electing to receive payments of distributions in Fund shares	30,383	42,165

Redemptions	(745,280)	(1,153,964)

Converted to Class A shares	(65,926)	(39,709)

Net decrease	(573,359)	(469,566)

	Year Ended July 31,
Class I	2021	2020

Sales	22,527,938	44,448,190

Issued to shareholders electing to receive payments of distributions in Fund shares	1,710,554	1,986,723

Redemptions	(31,791,937)	(37,230,570)

Net increase (decrease)	(7,553,445)	9,204,343

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2021.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

33

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$15,071,723	$—	$15,071,723

Tax-Exempt Mortgage-Backed Securities	—	471,347	—	471,347

Tax-Exempt Municipal Obligations	—	1,322,720,322	—	1,322,720,322

Taxable Municipal Obligations	—	52,722,703	—	52,722,703

Total Investments	$—	$1,390,986,095	$—	$1,390,986,095

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

34

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 17, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

35

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2022 will show the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status exempt-interest dividends and capital gains dividends.

Exempt-Interest Dividends.  For the fiscal year ended July 31, 2021, the Fund designates 90.33% of distributions from net investment income as an exempt-interest dividend.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2021, $21,905,622 or, if subsequently determined to be different, the net capital gain of such year.

36

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Municipal Opportunities Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 in order to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (the “Proposal”). The shareholder meeting results are as follows:

Number of Shares(1)
For	Against	Abstain(2)	Broker Non-Votes(2)

60,670,415.315	500,882.319	1,976,234.770	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

37

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

38

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 139 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 138 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 138 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust, and his former position with EVC, which was an affiliate of the Trust prior to March 1, 2021.

Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (2012-2021) (investment management firm (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

39

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

40

Eaton Vance

Municipal Opportunities Fund

July 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

41

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

42

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

43

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5279    7.31.21

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4.	Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2020 and July 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2020	7/31/2021
Audit Fees	$36,050	$37,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,772	$7,122
All Other Fees(3)	$0	$0

Total	$42,822	$44,172

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2020	7/31/2021
Audit Fees	$36,350	$36,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,879	$7,229
All Other Fees(3)	$0	$0

Total	$43,229	$43,579

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2020	7/31/2021
Audit Fees	$38,100	$37,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$5,988	$5,988
All Other Fees(3)	$0	$0

Total	$44,088	$43,038

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	7/31/2020	7/31/2021
Audit Fees	$69,675	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,395	$6,745
All Other Fees(3)	$0	$0

Total	$76,070	$50,145

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2020	7/31/2021
Audit Fees	$48,950	$49,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,490	$7,840
All Other Fees(3)	$0	$0

Total	$56,440	$57,290

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2020	7/31/2021
Audit Fees	$49,450	$49,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,379	$8,729
All Other Fees(3)	$0	$0

Total	$57,829	$58,429

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/19	9/30/19	7/31/20	8/31/20	9/30/20	7/31/21
Audit Fees	$262,400	$295,750	$278,575	$260,300	$294,675	$253,000
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$69,473	$64,533	$41,903	$54,303	$57,408	$43,653
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$331,873	$360,283	$320,478	$314,603	$352,083	$296,653

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/19	9/30/19	7/31/20	8/31/20	9/30/20	7/31/21
Registrant(1)	$69,473	$64,533	$41,903	$54,303	$57,408	$43,653
Eaton Vance(2)	$8,000	$59,903	$51,800	$51,800	$51,800	$150,300

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: September 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 22, 2021